UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03712

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 14

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2023

Date of reporting period:	8/31/2023

Item 1 – Reports to Stockholders

PGIM GOVERNMENT INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Government Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Government Income Fund

October 16, 2023

PGIM Government Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/23 (without sales charges) Six Months* (%)	Average Annual Total Returns as of 8/31/23 (with sales charges)
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	0.04	-5.39	-1.80	-0.11	—

Class C	-0.45	-4.16	-2.00	-0.59	—

Class R	-0.08	-2.56	-1.43	-0.05	—

Class Z	0.23	-1.73	-0.67	0.60	—

Class R6	0.23	-1.72	-0.64	N/A	-0.64 (8/9/2016)

Bloomberg US Aggregate ex-Credit Index

	0.54	-1.99	0.09	1.04	—

Bloomberg US Government Bond Index

	0.63	-2.00	0.23	0.94	—

Average Annual Total Returns as of 8/31/23 Since Inception (%)
Class R6 (8/9/2016)

Bloomberg US Aggregate ex-Credit Index	-0.15

Bloomberg US Government Bond Index	-0.25

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class R	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	0.75% (0.50% currently)	None	None

Benchmark Definitions

Bloomberg US Aggregate ex-Credit Index—The Bloomberg US Aggregate ex-Credit Index represents securities that are taxable and dollar denominated. The Index covers the US investment grade fixed rate bond market, excluding the credit component.

Bloomberg US Government Bond Index—The Bloomberg US Government Bond Index is an unmanaged index of securities issued or backed by the US government, its agencies, and instrumentalities with between one and 30 years remaining to maturity. It gives a broad look at how US government bonds have performed.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Government Income Fund	5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/23 (%)

AAA	99.7

Cash/Cash Equivalents	0.3

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/23
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.11	3.22	3.17

Class C	0.08	2.34	2.29

Class R	0.10	3.10	2.81

Class Z	0.14	3.97	3.78

Class R6	0.14	3.98	3.90

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Government Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Government Income Fund		Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,000.40	1.10%	$ 5.53
	Hypothetical	$1,000.00	$1,019.61	1.10%	$ 5.58
Class C	Actual	$1,000.00	$ 995.50	2.10%	$10.53
	Hypothetical	$1,000.00	$1,014.58	2.10%	$10.63
Class R	Actual	$1,000.00	$ 999.20	1.36%	$ 6.83
	Hypothetical	$1,000.00	$1,018.30	1.36%	$ 6.90
Class Z	Actual	$1,000.00	$1,002.30	0.48%	$ 2.42
	Hypothetical	$1,000.00	$1,022.72	0.48%	$ 2.44
Class R6	Actual	$1,000.00	$1,002.30	0.47%	$ 2.37
	Hypothetical	$1,000.00	$1,022.77	0.47%	$ 2.39

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2023, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 99.4%

ASSET-BACKED SECURITIES 8.4%

Collateralized Loan Obligations
AGL Core CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1, 144A, 3 Month SOFR + 1.652% (Cap N/A, Floor 1.390%)	6.978%(c)	04/20/32	1,000	$998,000
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	6.716(c)	04/20/35	2,250	2,210,625
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.057(c)	04/26/35	5,250	5,284,677
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.630(c)	04/18/35	1,500	1,479,821
Balboa Bay Loan Funding Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.788(c)	07/20/34	1,000	990,984
Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A2R, 144A, 3 Month SOFR + 1.712% (Cap N/A, Floor 1.450%)	7.088(c)	05/17/31	4,444	4,424,813
Series 2020-15A, Class A1, 144A, 3 Month SOFR + 1.612% (Cap N/A, Floor 1.350%)	6.920(c)	01/17/33	2,250	2,224,515
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.526(c)	01/20/35	2,250	2,261,855
Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.713(c)	10/25/33	2,500	2,476,425
Elevation CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.823(c)	01/25/35	1,000	982,932
ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.940(c)	01/16/33	2,250	2,246,454
OFSI BSL Ltd. (Cayman Islands), Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)	7.355(c)	01/20/35	2,500	2,511,170
TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	6.606(c)	10/20/32	2,250	2,223,524
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.048(c)	07/20/32	4,000	3,990,508

See Notes to Financial Statements.

PGIM Government Income Fund	9

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Trinitas CLO Ltd. (Cayman Islands), Series 2016-05A, Class ARR, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 1.030%)	6.643%(c)	10/25/28	93	$92,594
Venture CLO Ltd. (Cayman Islands), Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.810(c)	04/15/34	5,500	5,429,404

TOTAL ASSET-BACKED SECURITIES
(cost $39,939,139)				39,828,301

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4	2.661	08/15/52	6,000	5,294,079
Fannie Mae-Aces,
Series 2019-M22, Class A2	2.522	08/25/29	5,798	5,139,272
Series 2021-M01G, Class A2	1.517(cc)	11/25/30	2,500	1,993,411
Series 2022-M03, Class A2	1.764(cc)	11/25/31	8,500	6,763,062
Series 2022-M13, Class A2	2.680(cc)	06/25/32	5,000	4,231,891
FHLMC Multifamily Structured Pass-Through
Certificates,
Series K0151, Class A3	3.511	04/25/30	900	835,633
Series K0152, Class A2	3.080	01/25/31	375	335,322
Series K1513, Class A3	2.797	08/25/34	6,500	5,345,970
Series K1514, Class A2	2.859	10/25/34	5,217	4,291,874

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $39,504,723)				34,230,514

CORPORATE BONDS 0.6%

Diversified Financial Services

Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series KK	3.550	01/15/24	2,085	2,066,611
U.S. Gov’t. Gtd. Notes, Series PP	1.400	07/15/28	1,005	866,549

TOTAL CORPORATE BONDS
(cost $3,095,874)				2,933,160

U.S. GOVERNMENT AGENCY OBLIGATIONS 47.5%
Fannie Mae Interest Strip	5.372(s)	07/15/32	635	419,098
Federal Farm Credit Bank	2.350	03/10/36	340	255,865
Federal Farm Credit Bank	5.480	06/27/42	1,000	966,351
Federal Home Loan Bank	2.090	02/22/36	325	237,485

See Notes to Financial Statements.

10

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank	3.500%	06/11/32	105	$95,949
Federal Home Loan Bank	4.250	09/10/32	370	358,305
Federal Home Loan Mortgage Corp.	1.500	11/01/50	826	623,333
Federal Home Loan Mortgage Corp.	1.899(s)	11/15/38	2,500	1,222,409
Federal Home Loan Mortgage Corp.	2.000	01/01/32	171	153,361
Federal Home Loan Mortgage Corp.	2.000	05/01/51	906	724,087
Federal Home Loan Mortgage Corp.	2.500	05/01/28	400	379,870
Federal Home Loan Mortgage Corp.	2.500	05/01/28	491	467,167
Federal Home Loan Mortgage Corp.	2.500	03/01/30	330	307,003
Federal Home Loan Mortgage Corp.	2.500	09/01/31	222	204,861
Federal Home Loan Mortgage Corp.	2.500	10/01/32	289	266,268
Federal Home Loan Mortgage Corp.	2.500	11/01/46	981	828,474
Federal Home Loan Mortgage Corp.	2.500	04/01/51	5,199	4,340,974
Federal Home Loan Mortgage Corp.	2.500	08/01/51	4,350	3,619,022
Federal Home Loan Mortgage Corp.	2.500	09/01/51	459	380,772
Federal Home Loan Mortgage Corp.	3.000	10/01/28	55	53,094
Federal Home Loan Mortgage Corp.	3.000	06/01/29	182	172,009
Federal Home Loan Mortgage Corp.	3.000	12/01/30	261	246,576
Federal Home Loan Mortgage Corp.	3.000	01/01/37	434	397,844
Federal Home Loan Mortgage Corp.	3.000	04/01/43	707	626,649
Federal Home Loan Mortgage Corp.	3.000	07/01/43	752	666,081
Federal Home Loan Mortgage Corp.	3.000	10/01/46	309	271,434
Federal Home Loan Mortgage Corp.	3.000	11/01/46	266	232,801
Federal Home Loan Mortgage Corp.	3.000	12/01/46	248	217,323
Federal Home Loan Mortgage Corp.	3.000	01/01/47	857	751,710
Federal Home Loan Mortgage Corp.	3.000	03/01/47	194	170,312
Federal Home Loan Mortgage Corp.	3.000	06/01/50	708	614,234
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,376	2,049,977
Federal Home Loan Mortgage Corp.	3.500	11/01/37	187	174,095
Federal Home Loan Mortgage Corp.	3.500	06/01/42	496	457,291
Federal Home Loan Mortgage Corp.	3.500	06/01/43	356	328,263
Federal Home Loan Mortgage Corp.	3.500	07/01/43	1,067	982,782
Federal Home Loan Mortgage Corp.	3.500	07/01/47	1,202	1,097,506
Federal Home Loan Mortgage Corp.	3.500	08/01/47	898	817,354
Federal Home Loan Mortgage Corp.	3.500	10/01/47	83	75,436
Federal Home Loan Mortgage Corp.	3.500	05/01/52	1,419	1,269,482
Federal Home Loan Mortgage Corp.	4.000	06/01/26	18	17,333
Federal Home Loan Mortgage Corp.	4.000	09/01/26	51	50,329
Federal Home Loan Mortgage Corp.	4.000	11/01/39	405	385,325
Federal Home Loan Mortgage Corp.	4.000	09/01/40	230	219,026
Federal Home Loan Mortgage Corp.	4.000	12/01/40	145	138,195
Federal Home Loan Mortgage Corp.	4.000	12/01/40	186	176,583
Federal Home Loan Mortgage Corp.	4.000	04/01/42	321	305,425
Federal Home Loan Mortgage Corp.	4.000	04/01/42	483	459,002
Federal Home Loan Mortgage Corp.	4.000	05/01/46	440	414,472

See Notes to Financial Statements.

PGIM Government Income Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.000%	08/01/46	129	$122,062
Federal Home Loan Mortgage Corp.	4.000	12/01/46	114	107,226
Federal Home Loan Mortgage Corp.	4.000	07/01/47	232	218,185
Federal Home Loan Mortgage Corp.	4.000	08/01/47	80	75,011
Federal Home Loan Mortgage Corp.	4.000	08/01/47	245	228,527
Federal Home Loan Mortgage Corp.	4.000	06/01/48	55	51,911
Federal Home Loan Mortgage Corp.	4.000	11/01/48	108	101,587
Federal Home Loan Mortgage Corp.	4.500	09/01/39	528	514,546
Federal Home Loan Mortgage Corp.	4.500	07/01/47	83	80,111
Federal Home Loan Mortgage Corp.	4.500	07/01/47	91	88,566
Federal Home Loan Mortgage Corp.	4.500	08/01/47	286	277,204
Federal Home Loan Mortgage Corp.	4.500	07/01/52	487	462,256
Federal Home Loan Mortgage Corp.	4.500	08/01/52	2,056	1,949,785
Federal Home Loan Mortgage Corp.	5.000	06/01/33	301	300,640
Federal Home Loan Mortgage Corp.	5.000	03/01/34	16	15,672
Federal Home Loan Mortgage Corp.	5.000	05/01/34	29	29,442
Federal Home Loan Mortgage Corp.	5.000	05/01/34	216	214,947
Federal Home Loan Mortgage Corp.	5.000	02/01/48	109	107,205
Federal Home Loan Mortgage Corp.	5.000	09/01/52	1,310	1,270,824
Federal Home Loan Mortgage Corp.	5.500	05/01/37	44	44,556
Federal Home Loan Mortgage Corp.	5.500	01/01/38	36	37,212
Federal Home Loan Mortgage Corp.	5.500	11/01/52	3,204	3,165,295
Federal Home Loan Mortgage Corp.	5.500	12/01/52	1,467	1,449,468
Federal Home Loan Mortgage Corp.	6.000	12/01/33	16	15,673
Federal Home Loan Mortgage Corp.	6.000	09/01/34	77	77,001
Federal Home Loan Mortgage Corp.	6.250	07/15/32	310	353,630
Federal Home Loan Mortgage Corp.	6.500	09/01/32	21	21,304
Federal Home Loan Mortgage Corp.	6.500	09/01/32	25	25,975
Federal Home Loan Mortgage Corp.	6.750	03/15/31	335	385,686
Federal Home Loan Mortgage Corp.	7.000	09/01/32	23	22,602
Federal National Mortgage Assoc.	0.875	08/05/30	130	103,159
Federal National Mortgage Assoc.	1.301(s)	11/15/30	3,000	2,162,837
Federal National Mortgage Assoc.	1.500	10/01/50	382	289,269
Federal National Mortgage Assoc.	1.500	11/01/50	2,817	2,125,879
Federal National Mortgage Assoc.	1.500	12/01/50	2,085	1,573,705
Federal National Mortgage Assoc.	2.000	08/01/31	219	196,189
Federal National Mortgage Assoc.	2.000	05/01/36	2,201	1,931,022
Federal National Mortgage Assoc.	2.000	06/01/40	617	517,110
Federal National Mortgage Assoc.	2.000	02/01/41	5,238	4,406,476
Federal National Mortgage Assoc.	2.000	05/01/41	2,018	1,692,798
Federal National Mortgage Assoc.	2.000	09/01/50	4,500	3,603,453
Federal National Mortgage Assoc.(k)	2.000	10/01/50	11,964	9,592,075
Federal National Mortgage Assoc.	2.000	11/01/50	889	711,846
Federal National Mortgage Assoc.	2.000	01/01/51	1,179	942,917
Federal National Mortgage Assoc.	2.000	01/01/51	1,685	1,348,245

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.000%	02/01/51	420	$335,582
Federal National Mortgage Assoc.	2.000	05/01/51	2,254	1,795,732
Federal National Mortgage Assoc.	2.000	08/01/51	6,666	5,321,520
Federal National Mortgage Assoc.	2.500	06/01/28	176	167,719
Federal National Mortgage Assoc.	2.500	08/01/28	201	190,255
Federal National Mortgage Assoc.	2.500	08/01/29	41	38,114
Federal National Mortgage Assoc.	2.500	11/01/31	155	142,726
Federal National Mortgage Assoc.	2.500	02/01/36	462	416,120
Federal National Mortgage Assoc.	2.500	05/01/41	803	693,834
Federal National Mortgage Assoc.	2.500	06/01/41	1,249	1,072,974
Federal National Mortgage Assoc.	2.500	02/01/43	138	116,724
Federal National Mortgage Assoc.	2.500	12/01/46	629	529,210
Federal National Mortgage Assoc.	2.500	01/01/50	1,393	1,165,207
Federal National Mortgage Assoc.	2.500	03/01/50	200	167,115
Federal National Mortgage Assoc.	2.500	05/01/50	1,079	902,610
Federal National Mortgage Assoc.	2.500	06/01/50	524	438,244
Federal National Mortgage Assoc.	2.500	08/01/50	4,443	3,714,986
Federal National Mortgage Assoc.	2.500	09/01/50	4,602	3,848,207
Federal National Mortgage Assoc.	2.500	10/01/50	3,913	3,272,246
Federal National Mortgage Assoc.	2.500	03/01/51	2,538	2,120,574
Federal National Mortgage Assoc.	2.500	04/01/51	5,257	4,373,072
Federal National Mortgage Assoc.	2.500	05/01/51	2,809	2,341,053
Federal National Mortgage Assoc.	2.500	07/01/51	510	424,276
Federal National Mortgage Assoc.	2.500	09/01/51	729	604,389
Federal National Mortgage Assoc.	2.500	10/01/51	910	755,320
Federal National Mortgage Assoc.(k)	2.500	05/01/52	912	762,785
Federal National Mortgage Assoc.	3.000	01/01/27	123	118,881
Federal National Mortgage Assoc.	3.000	08/01/28	330	315,732
Federal National Mortgage Assoc.	3.000	02/01/31	270	254,302
Federal National Mortgage Assoc.	3.000	11/01/36	156	142,708
Federal National Mortgage Assoc.	3.000	12/01/42	780	690,206
Federal National Mortgage Assoc.	3.000	02/01/43	364	322,089
Federal National Mortgage Assoc.	3.000	03/01/43	287	254,057
Federal National Mortgage Assoc.	3.000	04/01/43	332	293,433
Federal National Mortgage Assoc.	3.000	06/01/43	147	129,727
Federal National Mortgage Assoc.	3.000	06/01/43	285	251,957
Federal National Mortgage Assoc.	3.000	07/01/43	984	870,355
Federal National Mortgage Assoc.	3.000	09/01/46	771	675,800
Federal National Mortgage Assoc.	3.000	11/01/46	926	811,418
Federal National Mortgage Assoc.	3.000	11/01/46	997	876,418
Federal National Mortgage Assoc.	3.000	01/01/47	120	105,772
Federal National Mortgage Assoc.	3.000	04/01/47	2,025	1,775,309
Federal National Mortgage Assoc.	3.000	12/01/49	260	226,357
Federal National Mortgage Assoc.	3.000	12/01/49	599	520,823
Federal National Mortgage Assoc.	3.000	01/01/50	43	36,971

See Notes to Financial Statements.

PGIM Government Income Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.000%	06/01/50	251	$218,120
Federal National Mortgage Assoc.	3.000	06/01/50	681	591,249
Federal National Mortgage Assoc.	3.000	11/01/51	3,364	2,905,582
Federal National Mortgage Assoc.	3.000	02/01/52	4,303	3,709,142
Federal National Mortgage Assoc.	3.000	03/01/52	2,730	2,352,405
Federal National Mortgage Assoc.	3.000	04/01/52	210	181,346
Federal National Mortgage Assoc.	3.000	04/01/52	912	794,398
Federal National Mortgage Assoc.	3.000	04/01/52	2,729	2,353,919
Federal National Mortgage Assoc.	3.000	05/01/52	3,420	2,992,913
Federal National Mortgage Assoc.	3.500	12/01/30	31	29,207
Federal National Mortgage Assoc.	3.500	11/01/32	957	914,340
Federal National Mortgage Assoc.	3.500	02/01/33	53	50,760
Federal National Mortgage Assoc.	3.500	05/01/33	87	83,222
Federal National Mortgage Assoc.	3.500	10/01/41	723	666,270
Federal National Mortgage Assoc.	3.500	12/01/41	213	195,717
Federal National Mortgage Assoc.	3.500	03/01/42	262	241,014
Federal National Mortgage Assoc.	3.500	05/01/42	941	866,822
Federal National Mortgage Assoc.	3.500	07/01/42	323	297,395
Federal National Mortgage Assoc.	3.500	12/01/42	747	687,689
Federal National Mortgage Assoc.	3.500	03/01/43	247	226,343
Federal National Mortgage Assoc.	3.500	06/01/45	1,549	1,411,665
Federal National Mortgage Assoc.	3.500	01/01/46	418	379,365
Federal National Mortgage Assoc.	3.500	12/01/46	767	697,474
Federal National Mortgage Assoc.	3.500	03/01/48	1,447	1,315,239
Federal National Mortgage Assoc.	3.500	04/01/48	1,240	1,126,999
Federal National Mortgage Assoc.	3.500	11/01/48	820	745,191
Federal National Mortgage Assoc.	3.500	04/01/52	316	282,263
Federal National Mortgage Assoc.	3.500	05/01/52	2,781	2,487,858
Federal National Mortgage Assoc.	4.000	07/01/37	1,873	1,799,078
Federal National Mortgage Assoc.	4.000	09/01/40	406	385,856
Federal National Mortgage Assoc.	4.000	01/01/41	484	459,773
Federal National Mortgage Assoc.	4.000	09/01/44	317	301,050
Federal National Mortgage Assoc.	4.000	06/01/47	1,155	1,082,442
Federal National Mortgage Assoc.	4.000	06/01/47	1,208	1,132,657
Federal National Mortgage Assoc.	4.000	08/01/47	252	237,181
Federal National Mortgage Assoc.	4.000	09/01/47	1,460	1,376,519
Federal National Mortgage Assoc.	4.000	10/01/47	74	70,038
Federal National Mortgage Assoc.	4.000	10/01/47	728	686,413
Federal National Mortgage Assoc.	4.000	11/01/47	838	789,536
Federal National Mortgage Assoc.	4.000	12/01/47	173	163,527
Federal National Mortgage Assoc.	4.000	06/01/48	83	77,883
Federal National Mortgage Assoc.	4.000	06/01/52	6,454	5,959,849
Federal National Mortgage Assoc.	4.336(s)	03/17/31	530	372,522
Federal National Mortgage Assoc.	4.500	04/01/41	353	344,112
Federal National Mortgage Assoc.	4.500	05/01/41	306	298,234

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	01/01/45	107		$103,976
Federal National Mortgage Assoc.	4.500	12/01/47	733		703,580
Federal National Mortgage Assoc.	4.500	06/01/48	153		148,147
Federal National Mortgage Assoc.	4.500	10/01/48	594		572,591
Federal National Mortgage Assoc.	4.500	06/01/52	1,547		1,466,557
Federal National Mortgage Assoc.	4.500	07/01/52	1,950		1,849,296
Federal National Mortgage Assoc.	4.500	09/01/52	483		457,538
Federal National Mortgage Assoc.	5.000	12/01/31	49		48,074
Federal National Mortgage Assoc.	5.000	03/01/34	149		148,692
Federal National Mortgage Assoc.	5.000	07/01/35	58		57,890
Federal National Mortgage Assoc.	5.000	09/01/35	42		41,753
Federal National Mortgage Assoc.	5.000	11/01/35	53		52,758
Federal National Mortgage Assoc.	5.000	05/01/36	22		22,154
Federal National Mortgage Assoc.	5.000	07/01/52	3,969		3,849,436
Federal National Mortgage Assoc.	5.500	02/01/34	134		135,730
Federal National Mortgage Assoc.	5.500	09/01/34	223		222,368
Federal National Mortgage Assoc.	5.500	02/01/35	196		195,544
Federal National Mortgage Assoc.	5.500	06/01/35	49		48,597
Federal National Mortgage Assoc.	5.500	06/01/35	82		81,166
Federal National Mortgage Assoc.	5.500	09/01/35	75		73,681
Federal National Mortgage Assoc.	5.500	09/01/35	151		149,542
Federal National Mortgage Assoc.	5.500	10/01/35	150		149,655
Federal National Mortgage Assoc.	5.500	11/01/35	98		96,387
Federal National Mortgage Assoc.	5.500	11/01/35	130		128,443
Federal National Mortgage Assoc.	5.500	11/01/36	4		3,850
Federal National Mortgage Assoc.	5.500	10/01/52	466		460,002
Federal National Mortgage Assoc.	5.500	11/01/52	2,350		2,322,364
Federal National Mortgage Assoc.	6.000	09/01/33	—(r	)	401
Federal National Mortgage Assoc.	6.000	11/01/33	—(r	)	351
Federal National Mortgage Assoc.	6.000	02/01/34	—(r	)	64
Federal National Mortgage Assoc.	6.000	06/01/34	—(r	)	59
Federal National Mortgage Assoc.	6.000	09/01/34	—(r	)	153
Federal National Mortgage Assoc.	6.000	09/01/34	11		11,576
Federal National Mortgage Assoc.	6.000	09/01/34	14		14,358
Federal National Mortgage Assoc.	6.000	11/01/34	3		3,243
Federal National Mortgage Assoc.	6.000	11/01/34	23		23,301
Federal National Mortgage Assoc.	6.000	02/01/35	—(r	)	90
Federal National Mortgage Assoc.	6.000	03/01/35	4		4,292
Federal National Mortgage Assoc.	6.000	04/01/35	—(r	)	337
Federal National Mortgage Assoc.	6.000	12/01/35	54		53,792
Federal National Mortgage Assoc.	6.000	01/01/36	141		141,469
Federal National Mortgage Assoc.	6.000	05/01/36	38		38,719
Federal National Mortgage Assoc.	6.000	05/01/36	221		224,485
Federal National Mortgage Assoc.	6.500	07/01/32	241		246,949
Federal National Mortgage Assoc.	6.500	08/01/32	74		75,043

See Notes to Financial Statements.

PGIM Government Income Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	6.500%	09/01/32	39		$39,565
Federal National Mortgage Assoc.	6.500	10/01/32	48		48,745
Federal National Mortgage Assoc.	6.500	10/01/32	248		256,352
Federal National Mortgage Assoc.	6.500	10/01/37	190		196,555
Federal National Mortgage Assoc.(k)	6.625	11/15/30	600		683,095
Federal National Mortgage Assoc.	7.000	05/01/24	1		920
Federal National Mortgage Assoc.	7.000	05/01/24	1		1,475
Federal National Mortgage Assoc.	7.000	05/01/24	5		4,653
Federal National Mortgage Assoc.	7.000	12/01/31	70		69,808
Federal National Mortgage Assoc.	7.000	09/01/33	53		53,000
Federal National Mortgage Assoc.	7.000	11/01/33	56		55,143
Federal National Mortgage Assoc.	9.000	04/01/25	—(r	)	344
Federal National Mortgage Assoc.	9.500	01/01/25	—(r	)	70
Federal National Mortgage Assoc.	9.500	01/01/25	2		1,704
Government National Mortgage Assoc.	2.000	09/20/51	1,361		1,123,680
Government National Mortgage Assoc.	2.500	12/20/46	169		145,273
Government National Mortgage Assoc.	2.500	08/20/51	4,244		3,613,256
Government National Mortgage Assoc.	3.000	03/15/45	531		470,031
Government National Mortgage Assoc.	3.000	07/20/45	1,245		1,109,835
Government National Mortgage Assoc.	3.000	07/20/46	602		539,804
Government National Mortgage Assoc.	3.000	08/20/46	1,125		1,005,890
Government National Mortgage Assoc.	3.000	10/20/46	91		81,031
Government National Mortgage Assoc.	3.000	02/20/47	1,694		1,512,868
Government National Mortgage Assoc.	3.000	05/20/47	318		283,462
Government National Mortgage Assoc.	3.000	12/20/47	114		101,157
Government National Mortgage Assoc.	3.000	04/20/49	462		411,573
Government National Mortgage Assoc.	3.000	09/20/51	983		867,596
Government National Mortgage Assoc.	3.500	04/20/42	130		120,288
Government National Mortgage Assoc.	3.500	01/20/43	806		747,021
Government National Mortgage Assoc.	3.500	04/20/43	357		330,597
Government National Mortgage Assoc.	3.500	03/20/45	470		433,374
Government National Mortgage Assoc.	3.500	04/20/45	253		233,490
Government National Mortgage Assoc.	3.500	07/20/46	914		842,270
Government National Mortgage Assoc.	3.500	03/20/47	86		79,565
Government National Mortgage Assoc.	3.500	07/20/47	524		483,385
Government National Mortgage Assoc.	3.500	02/20/48	1,143		1,050,719
Government National Mortgage Assoc.	3.500	11/20/48	301		276,853
Government National Mortgage Assoc.	3.500	01/20/49	262		241,679
Government National Mortgage Assoc.	3.500	02/20/49	1,592		1,462,022
Government National Mortgage Assoc.	3.500	05/20/49	422		386,829
Government National Mortgage Assoc.	3.500	06/20/49	977		896,098
Government National Mortgage Assoc.	4.000	02/20/41	170		162,902
Government National Mortgage Assoc.	4.000	06/20/44	337		319,772
Government National Mortgage Assoc.	4.000	08/20/44	103		98,441
Government National Mortgage Assoc.	4.000	11/20/45	198		187,772

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	11/20/46	181		$171,088
Government National Mortgage Assoc.	4.000	02/20/47	160		151,224
Government National Mortgage Assoc.	4.000	10/20/47	167		158,457
Government National Mortgage Assoc.	4.000	12/20/47	121		114,786
Government National Mortgage Assoc.	4.000	07/20/48	354		334,073
Government National Mortgage Assoc.	4.000	02/20/49	416		392,128
Government National Mortgage Assoc.	4.000	03/20/49	682		642,194
Government National Mortgage Assoc.	4.500	02/20/40	104		101,659
Government National Mortgage Assoc.	4.500	01/20/41	65		63,260
Government National Mortgage Assoc.	4.500	02/20/41	305		297,843
Government National Mortgage Assoc.	4.500	03/20/41	155		151,371
Government National Mortgage Assoc.	4.500	06/20/44	226		221,469
Government National Mortgage Assoc.	4.500	02/20/46	19		18,633
Government National Mortgage Assoc.	4.500	03/20/46	97		94,189
Government National Mortgage Assoc.	4.500	03/20/47	447		434,687
Government National Mortgage Assoc.	4.500	08/20/47	79		76,822
Government National Mortgage Assoc.	4.500	01/20/48	61		58,709
Government National Mortgage Assoc.	4.500	02/20/48	375		362,922
Government National Mortgage Assoc.	4.500	05/20/52	1,996		1,901,743
Government National Mortgage Assoc.	4.500	09/20/52	989		942,562
Government National Mortgage Assoc.	5.000	07/15/33	201		201,064
Government National Mortgage Assoc.	5.000	09/15/33	307		307,198
Government National Mortgage Assoc.	5.000	04/15/34	13		13,049
Government National Mortgage Assoc.	5.500	02/15/34	147		146,296
Government National Mortgage Assoc.	5.500	02/15/36	79		79,248
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	2
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	4
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	5
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	19
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	28
Government National Mortgage Assoc.	7.000	10/15/23	—(r	)	50
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	7
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	8
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	9
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	18
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	31
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	33
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	60
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	99
Government National Mortgage Assoc.	7.000	11/15/23	—(r	)	272
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	5
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	12
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	14
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	24
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	48

See Notes to Financial Statements.

PGIM Government Income Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.000%	12/15/23	—(r	)	$52
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	59
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	66
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	243
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	373
Government National Mortgage Assoc.	7.000	12/15/23	—(r	)	396
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	11
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	17
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	46
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	237
Government National Mortgage Assoc.	7.000	01/15/24	—(r	)	294
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	36
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	57
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	163
Government National Mortgage Assoc.	7.000	02/15/24	—(r	)	376
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	13
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	27
Government National Mortgage Assoc.	7.000	03/15/24	—(r	)	212
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	36
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	114
Government National Mortgage Assoc.	7.000	04/15/24	—(r	)	154
Government National Mortgage Assoc.	7.000	04/15/24	1		731
Government National Mortgage Assoc.	7.000	04/15/24	1		985
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	12
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	36
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	109
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	152
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	221
Government National Mortgage Assoc.	7.000	05/15/24	—(r	)	332
Government National Mortgage Assoc.	7.000	05/15/24	1		797
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	5
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	38
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	72
Government National Mortgage Assoc.	7.000	06/15/24	—(r	)	192
Government National Mortgage Assoc.	7.000	06/15/24	1		499
Government National Mortgage Assoc.	7.000	06/15/24	1		644
Government National Mortgage Assoc.	7.000	06/15/24	1		1,113
Government National Mortgage Assoc.	7.000	07/15/24	—(r	)	87
Government National Mortgage Assoc.	7.000	02/15/29	4		4,217
Government National Mortgage Assoc.	7.500	10/15/23	—(r	)	71
Government National Mortgage Assoc.	7.500	10/15/23	—(r	)	81
Government National Mortgage Assoc.	7.500	11/15/23	—(r	)	152
Government National Mortgage Assoc.	7.500	12/15/23	—(r	)	3
Government National Mortgage Assoc.	7.500	01/15/24	—(r	)	68
Government National Mortgage Assoc.	7.500	01/15/24	1		879

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	7.500%	02/15/24	—(r	)	$424
Government National Mortgage Assoc.	7.500	03/15/24	—(r	)	336
Government National Mortgage Assoc.	7.500	04/15/24	—(r	)	205
Government National Mortgage Assoc.	7.500	04/15/24	—(r	)	381
Government National Mortgage Assoc.	7.500	05/15/24	—(r	)	26
Government National Mortgage Assoc.	7.500	06/15/24	—(r	)	170
Government National Mortgage Assoc.	7.500	06/15/24	—(r	)	213
Government National Mortgage Assoc.	7.500	06/15/24	1		889
Government National Mortgage Assoc.	8.500	04/15/25	8		7,670
Resolution Funding Corp. Interest Strips, Bonds	2.776(s)	01/15/30	630		468,394
Resolution Funding Corp. Interest Strips, Bonds	3.564(s)	04/15/30	1,290		950,881
Resolution Funding Corp. Interest Strips, Bonds	4.330(s)	01/15/29	1,335		1,038,184
Resolution Funding Corp. Interest Strips, Bonds	4.333(s)	07/15/28	2,835		2,269,601
Resolution Funding Corp. Interest Strips, Bonds	4.343(s)	01/15/28	1,040		842,433
Resolution Funding Corp. Principal Strips, Bonds	3.994(s)	04/15/30	5,280		3,871,339
Resolution Funding Corp. Principal Strips, Bonds	4.211(s)	01/15/30	9,705		7,203,565
Tennessee Valley Authority, Sr. Unsec’d. Notes	0.750	05/15/25	1,485		1,379,281
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	885		699,800
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	335		316,327
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.880	04/01/36	170		188,704
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	1,300		1,347,956
Tennessee Valley Authority, Sr. Unsec’d. Notes	7.125	05/01/30	1,170		1,337,576

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(cost $252,010,174)					226,257,842

U.S. TREASURY OBLIGATIONS 35.7%
U.S. Treasury Bonds	1.250	05/15/50	1,835		959,074
U.S. Treasury Bonds	1.625	11/15/50	655		378,672
U.S. Treasury Bonds	2.000	11/15/41	26,180		18,317,819
U.S. Treasury Bonds	2.000	02/15/50	3,635		2,326,968
U.S. Treasury Bonds	2.250	05/15/41	66,165		48,734,658
U.S. Treasury Bonds	2.250	08/15/49	7,920		5,386,838
U.S. Treasury Bonds	2.500	02/15/46	7,850		5,704,742
U.S. Treasury Bonds	2.500	05/15/46	5,710		4,145,103
U.S. Treasury Bonds	2.750	08/15/47	7,565		5,731,670
U.S. Treasury Bonds(k)	3.000	11/15/44	5,565		4,475,477
U.S. Treasury Notes	1.000	12/15/24	13,000		12,320,547
U.S. Treasury Notes	2.375	03/31/29	7,775		7,049,738
U.S. Treasury Notes	2.875	05/15/28	4,040		3,797,284
U.S. Treasury Notes	3.125	11/15/28	2,565		2,428,534
U.S. Treasury Notes	3.875	12/31/29	1,870		1,832,162
U.S. Treasury Notes	4.000	07/31/30	5,840		5,770,650
U.S. Treasury Strips Coupon	1.389(s)	05/15/43	4,550		1,849,149
U.S. Treasury Strips Coupon	1.463(s)	11/15/42	475		197,403

See Notes to Financial Statements.

PGIM Government Income Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Strips Coupon	1.677%(s)	02/15/43	19,320	$7,936,294
U.S. Treasury Strips Coupon	1.745(s)	02/15/39	9,525	4,801,195
U.S. Treasury Strips Coupon	1.775(s)	02/15/40	1,505	719,519
U.S. Treasury Strips Coupon	1.982(s)	08/15/39	2,050	1,006,342
U.S. Treasury Strips Coupon	2.010(s)	08/15/30	1,409	1,049,980
U.S. Treasury Strips Coupon	2.251(s)	08/15/40	2,200	1,024,547
U.S. Treasury Strips Coupon	2.351(s)	11/15/40	3,415	1,570,633
U.S. Treasury Strips Coupon	2.365(s)	05/15/44	2,105	819,470
U.S. Treasury Strips Coupon	2.365(s)	11/15/44	2,240	854,175
U.S. Treasury Strips Coupon	2.480(s)	11/15/43	13,768	5,464,175
U.S. Treasury Strips Coupon	3.243(s)	02/15/46	9,895	3,583,845
U.S. Treasury Strips Coupon	3.398(s)	08/15/41	1,485	656,358
U.S. Treasury Strips Coupon	3.443(s)	02/15/42	6,830	2,942,503
U.S. Treasury Strips Coupon	3.672(s)	11/15/41	11,345	4,950,143
U.S. Treasury Strips Coupon	3.787(s)	02/15/41	2,565	1,162,867

TOTAL U.S. TREASURY OBLIGATIONS (cost $211,872,769)				169,948,534

TOTAL LONG-TERM INVESTMENTS (cost $546,422,679)				473,198,351

			Shares

SHORT-TERM INVESTMENT 0.6%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (cost $2,692,495)(wj)			2,692,495	2,692,495

TOTAL INVESTMENTS 100.0% (cost $549,115,174)				475,890,846
Other assets in excess of liabilities(z) 0.0%				25,994

NET ASSETS 100.0%				$475,916,840

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

See Notes to Financial Statements.

20

FHLMC—Federal Home Loan Mortgage Corporation

SOFR—Secured Overnight Financing Rate

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contract:

U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $908,437)	4.000%	TBA	09/14/23	$(1,000)	$(922,969)

Futures contracts outstanding at August 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
105	3 Month CME SOFR	Mar. 2024	$24,832,500	$(17,255)
187	2 Year U.S. Treasury Notes	Dec. 2023	38,111,477	83,971
481	5 Year U.S. Treasury Notes	Dec. 2023	51,429,424	258,090
878	10 Year U.S. Treasury Notes	Dec. 2023	97,485,438	856,698
49	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	6,343,969	112,739

				1,294,243

Short Positions:
363	10 Year U.S. Ultra Treasury Notes	Dec. 2023	42,147,705	(461,958)
1,210	20 Year U.S. Treasury Bonds	Dec. 2023	147,241,875	(2,512,216)

				(2,974,174)

				$(1,679,931)

See Notes to Financial Statements.

PGIM Government Income Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Interest rate swap agreements outstanding at August 31, 2023:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
15,195	08/31/24	5.384	%(T)	1 Day SOFR(2)(T)/5.310%	$—	$3,679	$3,679
5,936	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/ 5.310%	—	(12,834)	(12,834)
7,632	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/ 5.310%	—	7,578	7,578
7,835	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 5.310%	—	(3,950)	(3,950)

					$—	$(5,527)	$(5,527)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$4,833,975

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$39,828,301	$—
Commercial Mortgage-Backed Securities	—	34,230,514	—
Corporate Bonds	—	2,933,160	—
U.S. Government Agency Obligations	—	226,257,842	—
U.S. Treasury Obligations	—	169,948,534	—
Short-Term Investment
Affiliated Mutual Fund	2,692,495	—	—

Total	$2,692,495	$473,198,351	$—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$1,311,498	$—	$—
Centrally Cleared Interest Rate Swap Agreements	—	11,257	—

Total	$1,311,498	$11,257	$—

Liabilities
Forward Commitment Contract	$—	$(922,969)	$—
Futures Contracts	(2,991,429)	—	—
Centrally Cleared Interest Rate Swap Agreements	—	(16,784)	—

Total	$(2,991,429)	$(939,753)	$—

*

Other financial instruments are derivative instruments, with the exception of forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards and centrally cleared swap contracts are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2023 were as follows:

U.S. Government Agency Obligations	47.5%
U.S. Treasury Obligations	35.7
Collateralized Loan Obligations	8.4
Commercial Mortgage-Backed Securities	7.2
Diversified Financial Services	0.6
Affiliated Mutual Fund	0.6

100.0
Other assets in excess of liabilities	0.0 *

100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Government Income Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Fair values of derivative instruments as of August 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$1,311,498	*	Due from/to broker-variation margin futures	$2,991,429	*
Interest rate contracts	Due from/to broker-variation margin swaps	11,257	*	Due from/to broker-variation margin swaps	16,784	*

		$1,322,755			$3,008,213

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Interest rate contracts	$19,688	$4,502,166	$(3,550)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Written	Futures	Swaps
Interest rate contracts	$(7,339)	$(2,062,360)	$(5,527)

For the six months ended August 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Written (1)	$ 1,333,333
Futures Contracts - Long Positions (1)	227,262,754
Futures Contracts - Short Positions (1)	204,841,382
Interest Rate Swap Agreements (1)	16,722,000

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2023.
(1)	Notional Amount in USD.

See Notes to Financial Statements.

24

Statement of Assets and Liabilities (unaudited)

as of August 31, 2023

Assets

Investments at value:
Unaffiliated investments (cost $546,422,679)	$473,198,351
Affiliated investments (cost $2,692,495)	2,692,495
Dividends and interest receivable	2,190,339
Receivable for investments sold	1,819,764
Receivable for Fund shares sold	527,578
Due from broker—variation margin swaps	9,014
Prepaid expenses and other assets	2,393

Total Assets	480,439,934

Liabilities

Payable for Fund shares purchased	1,882,638
Forward commitment contracts, at value (proceeds receivable $908,437)	922,968
Payable for investments purchased	920,116
Due to broker—variation margin futures	356,759
Management fee payable	144,148
Accrued expenses and other liabilities	121,461
Dividends payable	104,728
Distribution fee payable	43,522
Affiliated transfer agent fee payable	23,175
Directors’ fees payable	3,579

Total Liabilities	4,523,094

Net Assets	$475,916,840

Net assets were comprised of:
Common stock, at par	$612
Paid-in capital in excess of par	582,936,851
Total distributable earnings (loss)	(107,020,623)

Net assets, August 31, 2023	$475,916,840

See Notes to Financial Statements.

PGIM Government Income Fund	25

Statement of Assets and Liabilities (unaudited)

as of August 31, 2023

Class A

Net asset value and redemption price per share, ($177,848,531 ÷ 22,844,207 shares of common stock issued and outstanding)	$7.79
Maximum sales charge (3.25% of offering price)	0.26

Maximum offering price to public	$8.05

Class C

Net asset value, offering price and redemption price per share, ($3,751,202 ÷ 480,555 shares of common stock issued and outstanding)	$7.81

Class R

Net asset value, offering price and redemption price per share, ($6,312,385 ÷ 809,427 shares of common stock issued and outstanding)	$7.80

Class Z

Net asset value, offering price and redemption price per share, ($211,110,615 ÷ 27,165,261 shares of common stock issued and outstanding)	$7.77

Class R6

Net asset value, offering price and redemption price per share, ($76,894,107 ÷ 9,902,859 shares of common stock issued and outstanding)	$7.76

See Notes to Financial Statements.

26

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

Net Investment Income (Loss)

Income
Interest income	$9,576,162
Affiliated dividend income	273,849
Unaffiliated dividend income	42,540

Total income	9,892,551

Expenses
Management fee	1,240,426
Distribution fee(a)	274,793
Transfer agent’s fees and expenses (including affiliated expense of $83,226)(a)	472,903
Registration fees(a)	61,603
Custodian and accounting fees	30,829
Shareholders’ reports	24,090
Audit fee	18,601
Professional fees	14,917
Directors’ fees	8,905
Miscellaneous	16,469

Total expenses	2,163,536
Less: Fee waiver and/or expense reimbursement(a)	(255,966)
Distribution fee waiver(a)	(8,144)

Net expenses	1,899,426

Net investment income (loss)	7,993,125

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions	(10,252,282)
Futures transactions	4,502,166
Options written transactions	19,688
Swap agreement transactions	(3,550)

(5,733,978)

Net change in unrealized appreciation (depreciation) on:
Investments	1,274,405
Futures	(2,062,360)
Options written	(7,339)
Swap agreements	(5,527)
Foreign currencies	(1)

(800,822)

Net gain (loss) on investment and foreign currency transactions	(6,534,800)

Net Increase (Decrease) In Net Assets Resulting From Operations	$1,458,325

See Notes to Financial Statements.

PGIM Government Income Fund	27

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	230,475	19,887	24,431	—	—
Transfer agent’s fees and expenses	341,382	4,268	6,169	119,321	1,763
Registration fees	13,628	8,222	6,429	20,522	12,802
Fee waiver and/or expense reimbursement	(39,920)	(861)	(1,410)	(180,839)	(32,936)
Distribution fee waiver	—	—	(8,144)	—	—

See Notes to Financial Statements.

28

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2023	Year Ended February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$7,993,125	$10,178,045
Net realized gain (loss) on investment transactions	(5,733,978)	398,492
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(800,822)	(62,278,719)

Net increase (decrease) in net assets resulting from operations	1,458,325	(51,702,182)

Dividends and Distributions
Distributions from distributable earnings
Class A	(2,654,291)	(4,473,862)
Class C	(37,398)	(57,299)
Class R	(85,558)	(151,118)
Class Z	(4,339,806)	(5,477,363)
Class R6	(1,491,219)	(2,482,546)

	(8,608,272)	(12,642,188)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	90,900,024	336,202,472
Net asset value of shares issued in reinvestment of dividends and distributions	8,019,795	11,768,728
Cost of shares purchased	(145,689,785)	(209,127,641)

Net increase (decrease) in net assets from Fund share transactions	(46,769,966)	138,843,559

Total increase (decrease)	(53,919,913)	74,499,189

Net Assets:

Beginning of period	529,836,753	455,337,564

End of period	$475,916,840	$529,836,753

See Notes to Financial Statements.

PGIM Government Income Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months
	Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$7.90		$9.08	$9.86	$10.01	$9.33	$9.29

Income (loss) from investment operations:

Net investment income (loss)	0.11		0.15	0.07	0.06	0.16	0.16

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(1.14)	(0.53)	(0.05)	0.72	0.07

Total from investment operations	-		(0.99)	(0.46)	0.01	0.88	0.23

Less Dividends and Distributions:

Dividends from net investment income	(0.11)		(0.19)	(0.16)	(0.16)	(0.20)	(0.19)

Distributions from net realized gains	-		-	(0.16)	-	-	-

Total dividends and distributions	(0.11)		(0.19)	(0.32)	(0.16)	(0.20)	(0.19)

Net asset value, end of period	$7.79		$7.90	$9.08	$9.86	$10.01	$9.33

Total Return(b):	0.04%		(10.90)%	(4.72)%	0.08%	9.48%	2.51%

Ratios/Supplemental Data:

Net assets, end of period (000)	$177,849		$185,497	$217,848	$268,126	$258,869	$256,351

Average net assets (000)	$183,378		$188,326	$244,663	$357,068	$255,449	$271,435

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	1.10	%(d)	1.08%	0.98%	0.95%	1.05%	1.06%

Expenses before waivers and/or expense reimbursement	1.14	%(d)	1.13%	1.02%	1.00%	1.05%	1.06%

Net investment income (loss)	2.65	%(d)	1.84%	0.74%	0.56%	1.67%	1.70%

Portfolio turnover rate(e)(f)	66%		197%	143%	232%	119%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class C Shares
	Six Months
	Ended August 31, 2023		Year Ended February 28/29,
			2023	2022		2021		2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$7.92		$9.10	$9.88		$10.04		$9.35	$9.31

Income (loss) from investment operations:

Net investment income (loss)	0.07	(b)	0.06	(0.01	)(b)	(0.02	)(b)	0.08	0.08

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.10	)(c)	(1.13)	(0.53)		(0.05)		0.73	0.07

Total from investment operations	(0.03)		(1.07)	(0.54)		(0.07)		0.81	0.15

Less Dividends and Distributions:

Dividends from net investment income	(0.08)		(0.11)	(0.08)		(0.09)		(0.12)	(0.11)

Distributions from net realized gains	-		-	(0.16)		-		-	-

Total dividends and distributions	(0.08)		(0.11)	(0.24)		(0.09)		(0.12)	(0.11)

Net asset value, end of period	$7.81		$7.92	$9.10		$9.88		$10.04	$9.35

Total Return(d):	(0.45)%		(11.79)%	(5.50)%		(0.75)%		8.67%	1.65%

Ratios/Supplemental Data:

Net assets, end of period (000)	$3,751		$3,554	$6,098		$12,166		$7,768	$8,677

Average net assets (000)	$3,956		$4,311	$8,379		$13,921		$7,755	$8,612

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	2.10	%(f)	2.11%	1.81%		1.69%		1.88%	1.91%

Expenses before waivers and/or expense reimbursement	2.14	%(f)	2.16%	1.85%		1.74%		1.88%	1.91%

Net investment income (loss)	1.65	%(f)	0.78%	(0.09)%		(0.20)%		0.85%	0.85%

Portfolio turnover rate(g)(h)	66%		197%	143%		232%		119%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	31

Financial Highlights (unaudited) (continued)

Class R Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$7.91		$9.09	$9.87	$10.03	$9.34	$9.30

Income (loss) from investment operations:

Net investment income (loss)	0.10	(b)	0.13	0.04	0.03	0.13	0.13

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11	)(c)	(1.14)	(0.52)	(0.06)	0.73	0.07

Total from investment operations	(0.01)		(1.01)	(0.48)	(0.03)	0.86	0.20

Less Dividends and Distributions:

Dividends from net investment income	(0.10)		(0.17)	(0.14)	(0.13)	(0.17)	(0.16)

Distributions from net realized gains	-		-	(0.16)	-	-	-

Total dividends and distributions	(0.10)		(0.17)	(0.30)	(0.13)	(0.17)	(0.16)

Net asset value, end of period	$7.80		$7.91	$9.09	$9.87	$10.03	$9.34

Total Return(d):	(0.08)%		(11.12)%	(5.01)%	(0.30)%	9.26%	2.17%

Ratios/Supplemental Data:

Net assets, end of period (000)	$6,312		$6,586	$8,465	$11,915	$11,346	$12,198

Average net assets (000)	$6,480		$7,218	$10,282	$12,173	$11,439	$13,211

Ratios to average net assets(e):

Expenses after waivers and/or expense reimbursement	1.36	%(f)	1.35%	1.28%	1.24%	1.35%	1.39%

Expenses before waivers and/or expense reimbursement	1.65	%(f)	1.65%	1.57%	1.54%	1.60%	1.64%

Net investment income (loss)	2.39	%(f)	1.56%	0.44%	0.29%	1.38%	1.37%

Portfolio turnover rate(g)(h)	66%		197%	143%	232%	119%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

32

Class Z Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$7.89		$9.06	$9.84	$9.99	$9.31	$9.27

Income (loss) from investment operations:

Net investment income (loss)	0.13		0.21	0.12	0.10	0.20	0.19

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(1.14)	(0.53)	(0.04)	0.71	0.07

Total from investment operations	0.02		(0.93)	(0.41)	0.06	0.91	0.26

Less Dividends and Distributions:

Dividends from net investment income	(0.14)		(0.24)	(0.21)	(0.21)	(0.23)	(0.22)

Distributions from net realized gains	-		-	(0.16)	-	-	-

Total dividends and distributions	(0.14)		(0.24)	(0.37)	(0.21)	(0.23)	(0.22)

Net asset value, end of period	$7.77		$7.89	$9.06	$9.84	$9.99	$9.31

Total Return(b):	0.23%		(10.27)%	(4.26)%	0.55%	9.93%	2.87%

Ratios/Supplemental Data:

Net assets, end of period (000)	$211,111		$250,587	$128,655	$233,898	$98,625	$70,338

Average net assets (000)	$246,772		$179,454	$163,472	$272,278	$82,582	$61,528

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.48	%(d)	0.48%	0.48%	0.48%	0.65%	0.72%

Expenses before waivers and/or expense reimbursement	0.63	%(d)	0.64%	0.61%	0.66%	0.72%	0.72%

Net investment income (loss)	3.26	%(d)	2.53%	1.23%	1.00%	2.06%	2.03%

Portfolio turnover rate(e)(f)	66%		197%	143%	232%	119%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Government Income Fund	33

Financial Highlights (unaudited) (continued)

Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
			2023	2022	2021	2020	2019

Per Share Operating Performance(a):

Net Asset Value, Beginning of Period	$7.88		$9.05	$9.83	$9.98	$9.30	$9.26

Income (loss) from investment operations:

Net investment income (loss)	0.13		0.20	0.12	0.10	0.21	0.20

Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.11)		(1.13)	(0.53)	(0.04)	0.71	0.07

Total from investment operations	0.02		(0.93)	(0.41)	0.06	0.92	0.27

Less Dividends and Distributions:

Dividends from net investment income	(0.14)		(0.24)	(0.21)	(0.21)	(0.24)	(0.23)

Distributions from net realized gains	-		-	(0.16)	-	-	-

Total dividends and distributions	(0.14)		(0.24)	(0.37)	(0.21)	(0.24)	(0.23)

Net asset value, end of period	$7.76		$7.88	$9.05	$9.83	$9.98	$9.30

Total Return(b):	0.23%		(10.28)%	(4.26)%	0.46%	10.14%	2.98%

Ratios/Supplemental Data:

Net assets, end of period (000)	$76,894		$83,613	$94,271	$113,817	$70,584	$53,380

Average net assets (000)	$84,387		$82,904	$106,410	$103,539	$59,164	$48,394

Ratios to average net assets(c):

Expenses after waivers and/or expense reimbursement	0.47	%(d)	0.47%	0.47%	0.47%	0.57%	0.61%

Expenses before waivers and/or expense reimbursement	0.55	%(d)	0.56%	0.54%	0.54%	0.59%	0.61%

Net investment income (loss)	3.28	%(d)	2.45%	1.25%	1.02%	2.14%	2.17%

Portfolio turnover rate(e)(f)	66%		197%	143%	232%	119%	143%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

34

Notes to Financial Statements (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Government Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek high current return.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Government Income Fund	35

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 — Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach

36

when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has

PGIM Government Income Fund	37

Notes to Financial Statements (unaudited) (continued)

realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a

38

loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Delayed-Delivery Transactions: The Fund purchased or sold securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Fund forfeits its eligibility to realize future gains (losses) with respect to the security.

PGIM Government Income Fund	39

Notes to Financial Statements (unaudited) (continued)

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of

40

dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc. (the “subadviser”), which provides subadvisory services to the Fund through its business unit PGIM Fixed Income. The Manager pays for the services of PGIM, Inc.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.470% of average daily net assets up to $1 billion;	0.47%
0.420% of average daily net assets from $1 billion to $2 billion;
0.320% of average daily net assets from $2 billion to $3 billion;
0.270% of average daily net assets over $3 billion.

The Manager has contractually agreed, through June 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed

PGIM Government Income Fund	41

Notes to Financial Statements (unaudited) (continued)

total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
R	—
Z	0.48
R6	0.47

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through June 30, 2024 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
R	0.75	0.50
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended August 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid

42

such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$15,115	$498
C	—	81

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a fund of the Prudential Government Money Market Fund, Inc., registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$222,763,076	$221,845,272

A summary of the cost of purchases and proceeds from sales of shares of an affiliated mutual fund for the reporting period ended August 31, 2023, is presented as follows:

PGIM Government Income Fund	43

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
Short-Term Investments - Affiliated Mutual Fund:
PGIM Core Government Money Market Fund(1)(wj)

$—	$118,031,737	$115,339,242	$—	$—	$2,692,495	2,692,495	$273,849

(1)	The Fund did not have any capital gain distributions during the reporting period.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.

6.  Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$551,716,442	$1,570,214	$(80,004,237)	$(78,434,023)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$18,139,000	$1,864,000

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2023 are subject to such review.

7.  Capital and Ownership

The Fund offers Class A, Class C, Class R, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a

44

CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share, 2.5 billon of which are designated as shares of the Fund. The shares are further classified and designated as follows:

Class	Number of Shares
A	230,000,000
B	5,000,000
C	495,000,000
R	500,000,000
Z	500,000,000
T	270,000,000
R6	500,000,000

The Fund currently does not have any Class B or Class T shares outstanding.

As of August 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), did not own any shares of the Fund.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	71.4

PGIM Government Income Fund	45

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2023:
Shares sold	1,008,234	$ 8,003,883
Shares issued in reinvestment of dividends and distributions	291,198	2,309,399
Shares purchased	(1,920,689)	(15,203,209)
Net increase (decrease) in shares outstanding before conversion	(621,257)	(4,889,927)
Shares issued upon conversion from other share class(es)	43,231	344,913
Shares purchased upon conversion into other share class(es)	(58,514)	(464,267)
Net increase (decrease) in shares outstanding	(636,540)	$ (5,009,281)

Year ended February 28, 2023:
Shares sold	4,272,702	$ 34,537,178
Shares issued in reinvestment of dividends and distributions	479,356	3,910,638
Shares purchased	(5,244,114)	(43,234,498)
Net increase (decrease) in shares outstanding before conversion	(492,056)	(4,786,682)
Shares issued upon conversion from other share class(es)	71,819	598,227
Shares purchased upon conversion into other share class(es)	(100,343)	(813,262)
Net increase (decrease) in shares outstanding	(520,580)	$ (5,001,717)

Class C
Six months ended August 31, 2023:
Shares sold	134,097	$ 1,076,115
Shares issued in reinvestment of dividends and distributions	4,619	36,716
Shares purchased	(82,601)	(656,574)
Net increase (decrease) in shares outstanding before conversion	56,115	456,257
Shares purchased upon conversion into other share class(es)	(24,299)	(194,208)
Net increase (decrease) in shares outstanding	31,816	$ 262,049

Year ended February 28, 2023:
Shares sold	67,770	$ 548,016
Shares issued in reinvestment of dividends and distributions	6,958	57,173
Shares purchased	(252,768)	(2,083,657)
Net increase (decrease) in shares outstanding before conversion	(178,040)	(1,478,468)
Shares purchased upon conversion into other share class(es)	(43,340)	(364,700)
Net increase (decrease) in shares outstanding	(221,380)	$ (1,843,168)

46

Share Class	Shares	Amount

Class R
Six months ended August 31, 2023:
Shares sold	32,775	$ 260,314
Shares issued in reinvestment of dividends and distributions	9,218	73,228
Shares purchased	(64,774)	(513,919)
Net increase (decrease) in shares outstanding	(22,781)	$ (180,377)

Year ended February 28, 2023:
Shares sold	78,246	$ 642,704
Shares issued in reinvestment of dividends and distributions	16,137	131,919
Shares purchased	(193,185)	(1,581,432)
Net increase (decrease) in shares outstanding	(98,802)	$ (806,809)

Class Z
Six months ended August 31, 2023:
Shares sold	8,952,066	$ 71,135,833
Shares issued in reinvestment of dividends and distributions	518,897	4,110,895
Shares purchased	(14,097,859)	(111,783,682)
Net increase (decrease) in shares outstanding before conversion	(4,626,896)	(36,536,954)
Shares issued upon conversion from other share class(es)	43,902	349,673
Shares purchased upon conversion into other share class(es)	(28,318)	(225,614)
Net increase (decrease) in shares outstanding	(4,611,312)	$ (36,412,895)

Year ended February 28, 2023:
Shares sold	32,640,817	$ 267,906,788
Shares issued in reinvestment of dividends and distributions	643,267	5,189,768
Shares purchased	(15,770,656)	(128,300,206)
Net increase (decrease) in shares outstanding before conversion	17,513,428	144,796,350
Shares issued upon conversion from other share class(es)	93,110	752,811
Shares purchased upon conversion into other share class(es)	(30,322)	(248,269)
Net increase (decrease) in shares outstanding	17,576,216	$ 145,300,892

Class R6
Six months ended August 31, 2023:
Shares sold	1,313,793	$ 10,423,879
Shares issued in reinvestment of dividends and distributions	188,385	1,489,557
Shares purchased	(2,235,049)	(17,532,401)
Net increase (decrease) in shares outstanding before conversion	(732,871)	(5,618,965)
Shares issued upon conversion from other share class(es)	25,372	199,190
Shares purchased upon conversion into other share class(es)	(1,223)	(9,687)
Net increase (decrease) in shares outstanding	(708,722)	$ (5,429,462)

PGIM Government Income Fund	47

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2023:
Shares sold	4,029,387	$ 32,567,786
Shares issued in reinvestment of dividends and distributions	304,818	2,479,230
Shares purchased	(4,145,725)	(33,927,848)
Net increase (decrease) in shares outstanding before conversion	188,480	1,119,168
Shares issued upon conversion from other share class(es)	14,993	121,246
Shares purchased upon conversion into other share class(es)	(5,692)	(46,053)
Net increase (decrease) in shares outstanding	197,781	$ 1,194,361

8.  Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 - 9/28/2023
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Subsequent to the reporting period end, the SCA has been renewed and effective September 29, 2023 will provide a commitment of $1,200,000,000 through September 26, 2024. The commitment fee paid by the Participating Funds will continue to be 0.15% of the unused portion of the SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager

48

to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2023.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM Government Income Fund	49

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

50

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Government Income Fund	51

Notes to Financial Statements (unaudited) (continued)

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

U.S. Government and Agency Securities Risk: U.S. Government and agency securities are subject to market risk, interest rate risk and credit risk. Not all U.S. Government securities are insured or guaranteed by the full faith and credit of the U.S. Government; some are only insured or guaranteed by the issuing agency, which must rely on its own resources to repay the debt. Some agency securities carry no guarantee whatsoever and the risk of default associated with these securities would be borne by the Fund. The maximum potential liability of the issuers of some U.S. Government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. No assurance can be given that the U.S. Government would provide financial support to any such issuers if it is not obligated to do so by law. It is possible that these issuers will not have the funds to meet their payment obligations in the future. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. Government.

10.  Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a

52

semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

PGIM Government Income Fund	53

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

54

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Government Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Government Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Fixed Income. The Board noted that PGIM Fixed Income is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of PGIM Fixed Income’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which

PGIM Government Income Fund

Approval of Advisory Agreements (continued)

is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	4th Quartile	4th Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

●

The Board noted that the Fund underperformed its benchmark index over all periods. The Board considered, too, the Fund’s improving performance, noting that it outperformed its benchmark index and peer group average in the fourth quarter of 2022 and the first quarter of 2023. In addition, the Board noted that the Fund outperformed its peer group average for the one-year period ended March 31, 2023 and that it ranked in the first quartile of its peer group in six of the last ten calendar years.

●

The Board considered PGIM Investments’ assertions that some of the relative value positions where the Fund invests have been adversely impacted by the historically large dislocations in the Treasury market, which has reached levels not seen since the global financial crisis.

●	The Board also considered PGIM Investments’ assertions that, the Fund has strong returns versus peers over the long term as demonstrated by its calendar year performance prior to 2020.

●	The Board also considered that portfolio managers were added to the investment team in 2021.

●

PGIM Investments has contractually agreed, through June 30, 2024, to limit (exclusive of certain fees and expenses) total annual fund operating expenses after fee waivers and/or expense reimbursements to 0.48% of average daily net assets for Class Z shares and 0.47% of average daily net assets for Class R6 shares.

●

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

●	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

●	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Government Income Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS
Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Government Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM GOVERNMENT INCOME FUND

SHARE CLASS	A	C	R	Z	R6

NASDAQ	PGVAX	PRICX	JDRVX	PGVZX	PGIQX

CUSIP	74439V107	74439V305	74439V503	74439V404	74439V875

MF128E2

PGIM FLOATING RATE INCOME FUND

SEMIANNUAL REPORT

AUGUST 31, 2023

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of August 31, 2023 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2023 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Floating Rate Income Fund informative and useful. The report covers performance for the six-month period ended August 31, 2023.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Floating Rate Income Fund

October 16, 2023

PGIM Floating Rate Income Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 8/31/23	Average Annual Total Returns as of 8/31/23
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	4.78	6.24	3.37	3.56	—

Class C	4.51	7.01	3.09	3.02	—

Class Z	4.91	9.08	4.10	4.05	—

Class R6	5.06	9.13	4.17	N/A	4.14 (4/27/2015)

Credit Suisse Leveraged Loan Index

	5.56	9.08	4.27	4.27	—

Average Annual Total Returns as of 8/31/23 Since Inception (%)

Class R6 (4/27/2015)

Credit Suisse Leveraged Loan Index	4.26

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	2.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definition

Credit Suisse Leveraged Loan Index—The Credit Suisse Leveraged Loan Index is an unmanaged index that represents the investable universe of the US dollar-denominated leveraged loan market.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Floating Rate Income Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/23 (%)

AAA	1.1

AA	13.5

A	0.7

BBB	13.4

BB	26.1

B	38.7

CCC	4.5

CC	0.6

Not Rated	1.3

Cash/Cash Equivalents	0.1

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 8/31/23

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.39	8.31	8.24

Class C	0.36	7.73	7.60

Class Z	0.40	8.75	8.67

Class R6	0.40	8.82	8.77

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2023. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Floating Rate Income Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Floating Rate Income Fund		Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,047.80	1.04%	$5.35

	Hypothetical	$1,000.00	$1,019.91	1.04%	$5.28
Class C	Actual	$1,000.00	$1,045.10	1.80%	$9.25

	Hypothetical	$1,000.00	$1,016.09	1.80%	$9.12
Class Z	Actual	$1,000.00	$1,049.10	0.80%	$4.12

	Hypothetical	$1,000.00	$1,021.11	0.80%	$4.06
Class R6	Actual	$1,000.00	$1,050.60	0.75%	$3.87

	Hypothetical	$1,000.00	$1,021.37	0.75%	$3.81

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2023, and divided by the 366 days in the Fund’s fiscal year ending February 29, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

LONG-TERM INVESTMENTS 98.7%

ASSET-BACKED SECURITIES 15.1%

Collateralized Loan Obligations 15.0%

Apidos CLO Ltd. (United Kingdom),
Series 2022-42A, Class D, 144A, 3 Month SOFR + 5.760% (Cap N/A, Floor 5.760%)	11.086%(c)	01/20/36		1,500	$1,498,979
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2023-21A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.326(c)	07/20/35		5,000	5,008,290
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2023-03A, Class B, 144A, 3 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.071(c)	07/24/36		16,525	16,624,538
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class B, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.912%)	7.238(c)	07/20/34		250	244,252
Series 2023-01A, Class B, 144A, 3 Month SOFR + 2.550% (Cap N/A, Floor 2.550%)	7.429(c)	04/20/35		13,250	13,213,067
Series 2023-01A, Class D, 144A, 3 Month SOFR + 5.500% (Cap N/A, Floor 5.500%)	10.379(c)	04/20/35		7,220	7,135,901
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.300% (Cap N/A, Floor 2.300%)	7.167(c)	04/20/35		8,500	8,468,222
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	7.867(c)	04/20/35		5,000	5,009,799
Series 2023-02A, Class B, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.339(c)	10/20/35		5,000	5,000,440
Battalion CLO Ltd. (Cayman Islands),
Series 2017-11A, Class BR, 144A, 3 Month SOFR + 1.982% (Cap N/A, Floor 1.720%)	7.327(c)	04/24/34		5,000	4,881,661
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.750(c)	07/15/34		4,225	4,164,993
CarVal CLO Ltd. (United Kingdom),
Series 2023-01A, Class A2, 144A, 3 Month SOFR + 2.350% (Cap N/A, Floor 2.350%)	7.676(c)	01/20/35		3,975	3,954,165
Series 2023-01A, Class B1, 144A, 3 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.076(c)	01/20/35		3,975	3,952,084
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class B1, 144A, 3 Month EURIBOR + 1.500% (Cap N/A, Floor 1.500%)	5.163(c)	01/15/34	EUR	2,000	2,091,208
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)	6.628(c)	04/20/31		1,000	995,004

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 9

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.288%(c)	10/20/34	15,000	$14,630,497
Gallatin CLO Ltd. (Bermuda),
Series 2023-01A, Class B, 144A, 3 Month SOFR + 3.050% (Cap N/A, Floor 3.050%)	8.385(c)	10/14/35	10,000	10,000,890
Golub Capital Partners CLO Ltd. (United Kingdom),
Series 2023-68A, Class B, 144A, 3 Month SOFR + 2.800% (Cap N/A, Floor 2.800%)	8.197(c)	07/25/36	18,600	18,713,806
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.641(c)	04/26/31	1,610	1,598,274
Guggenheim CLO Ltd. (Cayman Islands),
Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.800% (Cap N/A, Floor 3.800%)	9.108(c)	01/15/35	3,750	3,772,805
HPS Loan Management Ltd. (Cayman Islands),
Series 2023-18A, Class B, 144A, 3 Month SOFR + 2.950% (Cap N/A, Floor 2.950%)	8.212(c)	07/20/36	17,900	18,011,701
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 0.000%)	6.763(c)	10/20/31	997	989,107
KKR CLO Ltd. (Cayman Islands),
Series 2022-41A, Class B, 144A, 3 Month SOFR + 1.900% (Cap N/A, Floor 1.900%)	7.208(c)	04/15/35	12,500	12,193,264
Logan CLO Ltd. (Cayman Islands),
Series 2021-02A, Class B, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.288(c)	01/20/35	2,950	2,924,767
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A2, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)	7.438(c)	10/20/34	4,725	4,622,412
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month SOFR + 2.042% (Cap N/A, Floor 0.000%)	7.350(c)	07/15/31	9,250	9,070,248
Nassau Ltd. (United Kingdom),
Series 2022-01A, Class B, 144A, 3 Month SOFR + 3.620% (Cap N/A, Floor 3.620%)	8.928(c)	01/15/31	5,250	5,255,060
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.288(c)	10/20/32	9,500	9,356,168

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class AJ, 144A, 3 Month SOFR + 2.900% (Cap N/A, Floor 2.900%)	7.855%(c)	01/20/35		3,200	$3,203,207
Series 2023-12A, Class B, 144A, 3 Month SOFR + 3.150% (Cap N/A, Floor 3.150%)	8.105(c)	01/20/35		11,950	11,948,885
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A2, 144A, 3 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	8.308(c)	04/15/31		7,000	7,004,089
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.745(c)	04/20/35		18,900	19,003,778
Sound Point CLO Ltd. (United Kingdom),
Series 2022-35A, Class B, 144A, 3 Month SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.451(c)	01/26/36		17,700	17,806,182
Sound Point CLO Ltd.,
Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	8.963(c)	10/25/34		1,500	1,384,053
St. Pauls CLO (Netherlands),
Series 11A, Class C2R, 144A	2.500	01/17/32	EUR	4,500	4,090,726
Texas Debt Capital CLO Ltd. (Cayman Islands),
Series 2023-2A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	7.816(c)	07/21/35		18,900	19,021,081
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class B, 144A, 3 Month SOFR + 3.560% (Cap N/A, Floor 3.560%)	8.886(c)	01/20/32		6,250	6,259,733
Trinitas CLO Ltd. (Cayman Islands),
Series 2020-14A, Class B, 144A, 3 Month SOFR + 2.262% (Cap N/A, Floor 2.000%)	7.613(c)	01/25/34		5,000	4,935,000
Series 2021-15A, Class B1, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.307(c)	04/22/34		8,350	8,132,342
Series 2022-20A, Class B, 144A, 3 Month SOFR + 2.460% (Cap N/A, Floor 2.460%)	7.786(c)	07/20/35		10,000	9,957,695
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class BR, 144A, 3 Month SOFR + 1.912% (Cap N/A, Floor 1.650%)	7.220(c)	10/17/32		8,650	8,544,059
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.760(c)	07/15/31		1,500	1,456,117

					316,128,549

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 11

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Other 0.1%

Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720%	04/20/40	3,017	$3,039,149

TOTAL ASSET-BACKED SECURITIES (cost $317,682,754)				319,167,698

CONVERTIBLE BOND 0.0%

Telecommunications

Digicel Group Holdings Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% (original cost $30,500; purchased 03/21/23 - 04/03/23)(f) (cost $30,500)	7.000	09/18/23(oo)	207	19,665

CORPORATE BONDS 14.2%

Airlines 0.2%

Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A	5.750	01/20/26	125	115,469
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A	6.375	02/01/30	375	307,500
Sr. Unsec’d. Notes, 144A(a)	7.875	05/01/27	3,575	3,226,437

				3,649,406

Apparel 0.0%

Kontoor Brands, Inc.,
Gtd. Notes, 144A	4.125	11/15/29	1,100	934,767

Auto Parts & Equipment 0.1%

Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	1,480	1,194,390

Banks 9.7%

Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	34,263	31,056,024
Jr. Sub. Notes, Series RR	4.375(ff)	01/27/27(oo)	5,384	4,609,478
Citigroup, Inc.,
Jr. Sub. Notes	3.875(ff)	02/18/26(oo)	3,600	3,134,587

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Citigroup, Inc., (cont’d.)
Jr. Sub. Notes, Series U	5.000%(ff)	09/12/24(oo)	17,875	$17,104,036
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	56,123	50,495,614
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	3,000	2,451,119
Jr. Sub. Notes, Series V(a)	4.125(ff)	11/10/26(oo)	20,058	16,878,231
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	69,966	65,714,075
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	10.038(c)	09/30/24	2,669	2,642,668
U.S. Bancorp,
Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	4,250	3,196,550
Wells Fargo & Co.,
Jr. Sub. Notes, Series BB	3.900(ff)	03/15/26(oo)	8,450	7,487,523

				204,769,905

Building Materials 0.3%

Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A	7.875	01/31/27	1,975	1,933,130
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A	6.000	11/01/28	3,603	3,459,053

				5,392,183

Chemicals 0.1%

Chemours Co. (The),
Gtd. Notes, 144A(a)	4.625	11/15/29	2,250	1,871,124
Tronox, Inc.,
Gtd. Notes, 144A	4.625	03/15/29	200	163,947
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25(d)	100	3,000
Sr. Sec’d. Notes, 144A	9.500	07/01/25(d)	250	195,000

				2,233,071

Commercial Services 0.2%

Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.500	03/01/28	1,846	1,726,187

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 13

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A	6.000%	06/01/29	400	$306,495
Hertz Corp. (The),
Gtd. Notes, 144A(a)	5.000	12/01/29	1,475	1,215,573

				3,248,255

Electric 0.9%

Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	8,725	7,583,566
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)	7,375	6,859,093
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	5,225	5,010,689

				19,453,348

Entertainment 0.0%

AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%	10.000	06/15/26	118	82,010

Home Builders 0.2%

Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	4.625	04/01/30	835	718,950
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A	4.875	02/15/30	4,200	3,475,500

				4,194,450

Housewares 0.1%

Scotts Miracle-Gro Co. (The),
Gtd. Notes	4.375	02/01/32	500	394,541
SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	2,550	1,656,288

				2,050,829

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Internet 0.5%

United Group BV (Slovenia),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.250% (Cap N/A, Floor 0.000%)	7.031%(c)	02/15/26	EUR	5,000	$5,303,664
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 4.875% (Cap N/A, Floor 4.875%)	8.600(c)	02/01/29	EUR	4,000	4,152,427

					9,456,091

Media 0.3%

CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A	4.625	12/01/30		700	366,046
Sr. Unsec’d. Notes, 144A	5.000	11/15/31		2,157	1,159,466
Sr. Unsec’d. Notes, 144A	5.750	01/15/30		200	110,683
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $2,461,154; purchased 02/19/20 - 09/25/20)(f)	6.625	08/15/27(d)		3,075	81,561
Sec’d. Notes, 144A (original cost $1,839,782; purchased 01/14/21 - 01/26/21)(f)	5.375	08/15/26(d)		2,080	60,672
DISH DBS Corp.,
Gtd. Notes	7.750	07/01/26		1,000	747,213
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		2,800	2,843,017
Sinclair Television Group, Inc.,
Sr. Sec’d. Notes, 144A	4.125	12/01/30		3,000	1,931,592

					7,300,250

Oil & Gas 0.5%

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes	7.875	12/15/24(d)		6,725	672
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	04/15/30		2,775	2,580,257
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		3,750	3,447,361
Nabors Industries, Inc.,
Gtd. Notes, 144A	7.375	05/15/27		2,630	2,565,556
SilverBow Resources, Inc.,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.750%^	13.052(c)	12/15/28		2,900	2,842,000

					11,435,846

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 15

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Packaging & Containers 0.1%

Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A	6.000%	09/15/28	3,250	$2,925,000

Pharmaceuticals 0.1%

Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29	1,250	531,250
Gtd. Notes, 144A	5.250	01/30/30	525	220,500
Gtd. Notes, 144A	6.250	02/15/29	759	332,063

				1,083,813

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	4.375	02/01/31	1,745	1,391,364
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A	5.250	04/15/29	1,025	785,487

				2,176,851

Real Estate Investment Trusts (REITs) 0.5%

Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	10,519	7,938,145
Gtd. Notes	9.750	06/15/25	401	394,586
Sr. Unsec’d. Notes	4.750	05/01/24	350	331,994
Sr. Unsec’d. Notes	4.750	02/15/28	1,275	974,852

				9,639,577

Retail 0.1%

At Home Group, Inc.,
Gtd. Notes, 144A	7.125	07/15/29	124	62,430
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	4,070	2,949,907

				3,012,337

Telecommunications 0.2%

Digicel Group Holdings Ltd. (Jamaica),
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% (original cost $87,241; purchased 03/21/23)(f)	8.000	04/01/25(d)	222	51,122

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $171,596; purchased 05/22/20)(f)	8.000%	12/31/26(d)	242	$11,782
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000% (original cost $683,207; purchased 05/22/20 - 12/15/22)(f)	13.000	12/31/25(d)	759	536,746
Sr. Sec’d. Notes, 144A (original cost $3,023,645; purchased 05/22/20 - 12/09/21)(f)	8.750	05/25/24	3,005	2,729,608
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A (original cost $7,859,469; purchased 10/28/21 - 10/29/21)(f)	6.750	12/31/23(d)	8,113	395,509
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes^	5.500	08/01/23(d)	2,975	3
Gtd. Notes, 144A^	8.500	10/15/24(d)	25	—
Gtd. Notes, 144A^	9.750	07/15/25(d)	25	—
Level 3 Financing, Inc.,
Gtd. Notes, 144A	3.750	07/15/29	1,000	595,877
Sr. Sec’d. Notes, 144A	10.500	05/15/30	498	506,394

				4,827,041

TOTAL CORPORATE BONDS (cost $345,473,232)				299,059,420

FLOATING RATE AND OTHER LOANS 67.8%

Advertising 0.5%

Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loans, 3 Month SOFR + 3.600%	8.842(c)	12/17/26	11,518	10,665,455

Aerospace & Defense 0.3%

Dynasty Acquisition Co., Inc.,
2023 Specified Refinancing Term B-1 Loans	— (p)	08/16/28	1,593	1,587,374
Term Loan	— (p)	08/16/28	683	680,303
TransDigm, Inc.,
Tranche I Term Loan, 3 Month SOFR + 3.250%	8.492(c)	08/24/28	4,090	4,090,993

				6,358,670

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 17

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Agriculture 0.3%

Alltech, Inc.,
Term B Loan, 1 Month SOFR + 4.114%^	9.446%(c)	10/13/28	4,387	$4,299,582
Term Loan^	8.314(cc)	10/15/26	2,160	2,030,400

				6,329,982

Airlines 2.5%

Air Canada (Canada),
Term Loan, 3 Month SOFR + 3.762%	9.128(c)	08/11/28	7,801	7,802,631
American Airlines, Inc.,
Initial Term Loan, 3 Month SOFR + 5.012%	10.338(c)	04/20/28	14,245	14,779,188
Seventh Amendment Extended Term Loan, 3 Month SOFR + 3.178%	8.543(c)	02/15/28	5,706	5,670,737
Mileage Plus Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 5.250%	10.764(c)	06/21/27	6,002	6,251,613
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%	9.292(c)	04/21/28	18,100	18,111,084

				52,615,253

Apparel 0.4%

Fanatics Commerce Intermediate Holdco LLC,
Initial Term Loan, 3 Month SOFR + 3.364%	8.606(c)	11/24/28	7,961	7,946,280

Auto Manufacturers 0.2%

Novae LLC,
Tranche B Term Loan, 6 Month SOFR + 5.000%	10.338(c)	12/22/28	5,222	4,830,041

Auto Parts & Equipment 1.6%

Adient US LLC,
Term B-1 Loan, 1 Month SOFR + 3.364%	8.696(c)	04/10/28	2,410	2,410,703
Dexko Global, Inc.,
2023 Incremental Term Loans, 2 Month SOFR + 4.250%	9.601(c)	10/04/28	2,775	2,705,625
First Brands Group LLC,
2022-Ii Incremental Termloan, 6 Month SOFR + 5.000%	10.881(c)	03/30/27	5,628	5,543,211
First Lien 2021 Term Loan, 6 Month SOFR + 5.000%	10.881(c)	03/30/27	5,332	5,251,841
Power Solutions,
2023 Term Loans, 1 Month SOFR + 3.750%	9.081(c)	05/06/30	6,400	6,384,000

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Auto Parts & Equipment (cont’d.)

Tenneco, Inc.,
Term B Loans, 1 Month SOFR + 5.100%	10.445%(c)	11/17/28		10,250	$8,699,687
Truck Hero, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	9.196(c)	01/31/28		3,482	3,369,675

					34,364,742

Banks 0.1%

Walker & Dunlop, Inc.,
Incremental Term B Loan, 1 Month SOFR + 3.100%^	8.431(c)	12/16/28		2,344	2,344,125

Beverages 1.0%

City Brewing Co. LLC,
First Lien Closing Date Term Loan, 3 Month SOFR + 3.762%	9.070(c)	04/05/28		12,891	8,379,116
Pegasus Bidco BV (United Kingdom),
Initial Pounds Sterling Term Loan, SONIA + 5.250%	10.434(c)	07/12/29	GBP	9,300	11,614,335

					19,993,451

Building Materials 1.9%

Cornerstone Building Brands, Inc.,
New Term Loan B, 1 Month SOFR + 3.350%	8.660(c)	04/12/28		1,203	1,170,421
Term Loan, 1 Month SOFR + 5.625%	10.935(c)	08/01/28		8,627	8,579,836
CP Atlas Buyer, Inc.,
Term B Loan, 1 Month SOFR + 3.750%	9.181(c)	11/23/27		4,587	4,398,226
Emerald Borrower LP,
Initial Term B Loan, 1 Month SOFR + 3.000%	8.331(c)	05/31/30		10,750	10,750,000
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loans, 3 Month SOFR + 3.500%	8.891(c)	02/26/29		7,159	6,922,994
Janus International Group LLC,
Amendment No. 6 Refinancing Term Loan, 1 Month SOFR + 3.250%	8.668(c)	07/25/30		1,550	1,548,062
Smyrna Ready Mix Concrete LLC,
Initial Term Loan, 1 Month SOFR + 4.350%^	9.681(c)	04/02/29		2,828	2,834,654
Vector WP HoldCo, Inc.,
Initial Term B Loan, 1 Month SOFR + 5.114%	10.435(c)	10/12/28		4,077	4,026,485

					40,230,678

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 19

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals 4.0%

Ascend Performance Materials Operations LLC,
2021 Refinancing Term Loan, 6 Month SOFR + 4.850%	9.715%(c)	08/27/26	5,770	$5,627,885
Chemours Company (The),
Tanche B-3 USD Term Loans, 1 Month SOFR + 3.500%	8.831(c)	08/18/28	3,690	3,630,038
ColourOZ Investment LLC,
First Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	12.500(c)	09/21/23	14,561	9,622,211
First Lien Initial Term C Loan (First Lien), 3 Month LIBOR + 4.250%	12.500(c)	09/21/23	2,392	1,580,424
Second Lien Initial Term B-2 Loan, 3 Month LIBOR + 4.250%	12.500(c)	09/21/24	139	37,620
Cyanco Intermediate 2 Corp.,
Term Loan B, 1 Month SOFR + 4.750%	10.081(c)	07/10/28	3,460	3,463,977
Geon Performance Solutions LLC,
Initial Term Loan, 3 Month LIBOR + 4.500%	10.038(c)	08/18/28	4,573	4,517,596
Ineos Finance PLC (Luxembourg),
2030 Dollar Term Loans, 1 Month SOFR + 3.600%	8.931(c)	02/18/30	3,225	3,201,619
Ineos US Petrochem LLC,
2026 Tranche B Dollar Term Loan, 1 Month SOFR + 2.864%	8.196(c)	01/29/26	5,071	5,033,464
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%^	9.181(c)	03/14/30	2,600	2,574,000
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.750%	10.219(c)	06/28/28	3,647	3,270,440
Kraton Corp.,
Initial Dollar Term Loan, 3 Month SOFR + 3.250%	8.766(c)	03/15/29	1,900	1,857,645
LSF11 A5 HoldCo, LLC,
Incremental Term Loan, 1 Month SOFR + 4.350%	9.681(c)	10/15/28	6,575	6,547,056
Luxembourg Investment Co. Sarl (Luxembourg),
Initial Term Loan, 3 Month SOFR + 5.000%	10.242(c)	01/03/29	6,859	4,981,623
Mativ Holdings, Inc.,
Term B Loan, 1 Month SOFR + 3.864%^	9.196(c)	04/20/28	1,490	1,467,256
Nouryon Finance BV,
2023 Term Loan, 3 Month SOFR + 4.100%	9.347(c)	04/03/28	3,120	3,110,250
Olympus Water US Holding Corp.,
2023 Incremental Term Loan, 3 Month SOFR + 5.000%	10.268(c)	11/09/28	4,600	4,566,650

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Chemicals (cont’d.)

Tronox Finance LLC,
2023 Incremental Term Loan, 1 Month SOFR + 3.500%	8.813%(c)	08/16/28	2,850	$2,821,500
First Lien 2022 Incremental Term Loan, 3 Month SOFR + 3.250%	8.492(c)	04/04/29	5,204	5,128,978
Vantage Specialty Chemicals, Inc.,
First Lien 2023 Other Term Loan, 1 Month SOFR + 4.750%	10.064(c)	10/26/26	4,527	4,380,114
Venator Materials LLC,
DIP Loan, 1 Month SOFR + 10.000%^	15.314(c)	12/31/23	4,957	5,056,104
Initial Term Loan	12.250	08/08/24	1,162	548,814

				83,025,264

Commercial Services 5.7%

Albion Financing SARL,
2023 Incremental US Dollar Term Loans, 3 Month SOFR + 5.500%^	10.883(c)	08/17/26	4,015	4,009,919
AlixPartners LLP,
Initial Dollar Term Loan, 1 Month SOFR + 2.864%	8.196(c)	02/04/28	1,573	1,570,290
Allied Universal Holdco LLC,
Term Loan USD, 1 Month SOFR + 3.750%	9.181(c)	05/12/28	7,126	6,904,505
Amentum Government Services Holdings LLC,
Tranche 3 Term Loan, 1 Month SOFR + 4.000%	9.314(c)	02/15/29	7,711	7,530,958
ArchKey Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 5.250%	10.788(c)	06/29/28	2,597	2,580,322
ASGN, Inc.,
Term Loan	— (p)	08/15/30	1,375	1,378,437
CHG Healthcare Services, Inc.,
Term Loan, 1 Month SOFR + 3.750%	4.250(c)	09/29/28	2,400	2,394,000
Cimpress PLC,
Tranche B-1 Term Loan, 1 Month SOFR + 3.614%	8.946(c)	05/17/28	3,541	3,491,872
CoreLogic, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 3.614%	8.946(c)	06/02/28	14,619	13,613,862
Electro Rent Corp.,
Extended Term Loan, 3 Month SOFR + 5.500%	10.830(c)	11/01/24	1,488	1,428,541
Fly Funding II Sarl (Luxembourg),
Term Loan B, 3 Month LIBOR + 1.750%	7.380(c)	08/11/25	16,752	15,754,787
Indy US Holdco LLC,
Fifth Amendment Incremental Term Loan, 1 Month SOFR + 6.250%^	11.581(c)	03/06/28	10,648	10,142,002

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 21

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Commercial Services (cont’d.)

Kingpin Intermediate Holdings LLC,
Amendment No. 8 Term Loan, 1 Month SOFR + 3.500%	8.831%(c)	02/08/28	3,486	$3,469,293
Kuehg Corp.,
Initial Term Loan, 3 Month SOFR + 5.000%	10.242(c)	06/12/30	6,950	6,947,832
Latham Pool Products, Inc.,
Initial Term Loans, 3 Month SOFR + 4.150%	9.527(c)	02/23/29	9,280	8,970,949
Learning Care Group (US) No. 2, Inc.,
Initial Term Loans, 2 Month SOFR + 4.750%	10.130(c)	08/11/28	2,175	2,170,922
Mavis Tire Express Services TopCo LP,
First Lien Initial Term Loan, 1 Month SOFR + 4.000%	9.446(c)	05/04/28	3,732	3,716,391
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month SOFR + 4.512%	9.916(c)	09/01/28	7,782	7,317,941
Omnia Partners, LLC,
Initial Term Loan, 3 Month SOFR + 4.250%	9.601(c)	07/25/30	4,296	4,307,140
Spectrum Group Buyer, Inc.,
Term Loan B, 6 Month SOFR + 6.500%	11.953(c)	05/19/28	4,857	4,547,542
Vaco Holdings LLC,
Initial Term Loan, 6 Month SOFR + 5.000%	10.587(c)	01/19/29	1,754	1,677,166
VT Topco, Inc.,
Initial Term Loan, 1 Month SOFR + 4.250%	9.562(c)	08/09/30	2,100	2,106,999
WMB Holdings, Inc.,
Tranche B USD Term Loans, 1 Month SOFR + 3.350%	8.681(c)	11/02/29	4,808	4,808,425

				120,840,095

Computers 2.9%

ConvergeOne Holdings Corp.,
First Lien Initial Term Loan, 6 Month LIBOR + 5.000%	10.372(c)	01/04/26	12,557	7,579,200
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.168(c)	03/01/29	12,332	12,048,044
Peraton Corp.,
First Lien Term B Loan, 1 Month SOFR + 3.850%	9.181(c)	02/01/28	11,266	11,143,143
Procera Networks, Inc. (Canada),
Initial Term Loan (First Lien), 1 Month SOFR + 4.500%	9.946(c)	10/31/25	8,731	7,421,729
Redstone Holdco LP,
First Lien Initial Term Loan, 1 Month SOFR + 4.864%	10.179(c)	04/27/28	4,656	3,597,107

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Computers (cont’d.)

SonicWall US Holdings, Inc.,
Term Loan, 1 Month SOFR + 5.000% (Cap N/A, Floor 0.000%)	5.000%(c)	05/16/28		6,050	$5,906,312
VeriFone Systems, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.653(c)	08/20/25		9,265	8,531,093
Western Digital Corp.,
Initial Dollar Term B Loan, 1 Month SOFR + 2.850%	8.179(c)	08/17/29		5,593	5,577,630

					61,804,258

Cosmetics/Personal Care 0.5%

Rainbow Finco Sarl (Luxembourg),
Facility B3 Loan, SONIA + 5.000%	10.187(c)	02/23/29	GBP	9,275	11,083,757

Distribution/Wholesale 0.5%

AIP RD Buyer Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 5.000%^	10.331(c)	12/22/28		735	730,406
Gloves Buyer, Inc.,
Amendment No. 5 First Lien Incremental Term Loans, 1 Month SOFR + 5.114%	10.446(c)	12/29/27		740	711,325
Quimper AB (Sweden),
New Facility B, 3 Month EURIBOR + 2.925%	6.509(c)	02/16/26	EUR	4,500	4,830,779
Windsor Holdings III LLC,
Dollar Term B Loan, 1 Month SOFR + 4.500%	9.818(c)	08/01/30		4,985	4,962,154

					11,234,664

Diversified Financial Services 1.5%

Avolon TLB Borrower 1 (US) LLC (Ireland),
Term Loan B6, 1 Month SOFR + 2.500%	7.814(c)	06/22/28		3,249	3,249,215
Castlelake Aviation Finance DAC,
2023 Incremental Term Loan, 3 Month SOFR + 2.750%	8.004(c)	10/22/27		5,228	5,217,361
Castlelake Aviation One DAC,
Initial Term Loan, 3 Month LIBOR + 2.750%	8.302(c)	10/22/26		3,226	3,219,530
Eisner Advisory Group LLC,
2022 Incremental Term Facility, 1 Month SOFR + 5.250%	10.696(c)	07/28/28		2,315	2,309,142
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.262%	8.631(c)	03/20/28		10,952	10,797,138

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 23

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Diversified Financial Services (cont’d.)

LHS Borrower LLC,
Initial Term Loan, 1 Month SOFR + 4.850%	10.181%(c)	02/16/29		4,107	$3,613,990
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.100%	8.420(c)	01/13/29		3,213	3,187,048

					31,593,424

Electric 0.7%

Generation Bridge Northeast LLC,
Term B Loans, 1 Month SOFR + 4.250%	9.564(c)	08/22/29		2,925	2,917,688
Heritage Power LLC,
Term Loan	— (p)	07/30/26(d)	EUR	11,994	2,458,773
Lightstone HoldCo LLC,
Extended Term Loan B, 1 Month SOFR + 5.750%	11.081(c)	01/29/27		9,422	8,526,767
Extended Term Loan C, 1 Month SOFR + 5.750%	11.081(c)	01/29/27		533	482,235

					14,385,463

Electronics 0.8%

II-VI, Inc.,
Term Loan B, 1 Month SOFR + 2.864%	8.196(c)	07/02/29		8,835	8,803,904
Ingram Micro, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.500%	9.038(c)	06/30/28		3,590	3,582,754
TTM Technologies, Inc.,
New Term B Loan, 1 Month SOFR + 2.750%^	8.068(c)	05/30/30		3,275	3,275,000

					15,661,658

Energy-Alternate Sources 0.1%

WIN Waste Innovations Holdings, Inc.,
Initial Term Loan, 1 Month SOFR + 2.750%	8.196(c)	03/24/28		2,992	2,565,954

Engineering & Construction 0.1%

Brand Industrial Services, Inc.,
Tranche B Term Loan, 3 Month SOFR + 5.500%	10.872(c)	08/01/30		700	675,325
Rockwood Service Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.446(c)	01/23/27		2,225	2,225,000

					2,900,325

Entertainment 3.4%

Allen Media LLC,
Term B Loan, 3 Month SOFR + 5.650%	10.892(c)	02/10/27		17,302	15,017,071

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Entertainment (cont’d.)

AP Gaming I LLC,
Term B Loans, 3 Month SOFR + 4.000%	9.392%(c)	02/15/29	4,882	$4,854,652
Caesars Entertainment, Inc.,
Term B Loan, 1 Month SOFR + 3.350%	8.681(c)	02/06/30	9,925	9,922,028
Cinemark USA, Inc.,
Term Loan, 3 Month SOFR + 3.750%	9.059(c)	05/24/30	6,662	6,647,486
ECL Entertainment LLC,
Term Loan, 1 Month LIBOR + 4.750%	10.081(c)	08/16/30	1,650	1,650,000
Entain Holdings Gibraltar Ltd.,
Facility B2, 6 Month SOFR + 3.600%	8.526(c)	10/31/29	4,578	4,584,111
Flutter Entertainment PLC (Ireland),
Third Amendment 2028-B Term Loan, 3 Month SOFR + 3.250%	8.753(c)	07/22/28	1,178	1,179,512
Golden Entertainment, Inc.,
Term B1 Facility Term Loan, 1 Month SOFR + 2.850%	8.170(c)	05/28/30	6,135	6,119,284
J&J Ventures Gaming LLC,
Initial Term Loan, 3 Month LIBOR + 4.000%	9.538(c)	04/26/28	1,175	1,116,751
Term Loan	— (p)	04/26/28	2,429	2,307,143
Term Loan	— (p)	04/26/28	4,371	4,152,857
Maverick Gaming LLC,
Term Loan B, 3 Month SOFR + 7.500%	13.184(c)	09/03/26	9,093	6,911,047
Ontario Gaming Gta Ltd. Partnership (Canada),
Term B Loan, 2 Month SOFR + 4.250%	9.622(c)	08/01/30	3,075	3,080,781
Raptor Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%	9.520(c)	11/01/26	4,004	4,010,348

				71,553,071

Environmental Control 0.3%

Covanta Holding Corp.,
2023 Incremental Term B Loan, 1 Month SOFR + 3.000%	8.312(c)	11/30/28	3,186	3,160,822
2023 Incremental Term C Loan, 1 Month SOFR + 3.000%	8.312(c)	11/30/28	239	237,062
Initial Term B Loan, 1 Month SOFR + 2.500%	7.831(c)	11/30/28	2,267	2,255,259
Initial Term C Loan, 1 Month SOFR + 2.500%	7.831(c)	11/30/28	172	171,072
GFL Environmental, Inc. (Canada),
2023 Refinancing Term Loan, 3 Month SOFR + 3.100%	8.469(c)	05/31/27	988	990,562

				6,814,777

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 25

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Food Service 0.2%

Aramark Services, Inc.,
US Term B-6 Loan, 1 Month SOFR + 2.614%	7.946%(c)	06/22/30	4,700	$4,688,250

Foods 0.3%

BCPE North Star U.S. Holdco, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.538(c)	06/09/28	6,526	5,710,568

Forest Products & Paper 0.4%

Domtar Corp.,
Initial Term Loan, 1 Month SOFR + 5.614%	10.928(c)	11/30/28	8,342	8,321,204

Healthcare-Products 0.3%

Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month SOFR + 3.364%	8.696(c)	10/23/28	5,771	5,762,846

Healthcare-Services 1.7%

Accelerated Health Systems LLC,
Initial Term B Loan, 3 Month SOFR + 4.400%	9.642(c)	02/15/29	12,541	10,221,076
Charlotte Buyer,
Initial Term B Loan, 1 Month SOFR + 5.250%	10.562(c)	02/11/28	2,000	1,968,750
Envision Healthcare Corp.,
Third Out Term Loan, 3 Month SOFR + 3.750%	8.992(c)	03/31/27(d)	206	773
eResearch Technology, Inc.,
First Lien Initial Term Loan, 1 Month SOFR + 4.614%	9.946(c)	02/04/27	3,009	2,933,764
LifePoint Health, Inc.,
First Lien Term B Loan, 3 Month SOFR + 4.012%	9.377(c)	11/16/25	2,485	2,459,028
Phoenix Guarantor, Inc.,
Tranche B3 Term Loan, 1 Month SOFR + 3.614%	8.946(c)	03/05/26	8,232	8,176,044
Select Medical Corp.,
Tranche B-1 Term loan, 1 Month SOFR + 3.000%	8.331(c)	03/08/27	6,968	6,957,116
Sound Inpatient Physicians, Inc.,
First Lien 2021 Incremental Term Loan, 3 Month SOFR + 3.262%	8.631(c)	06/27/25	1,250	599,760
First Lien Initial Term Loan, 3 Month SOFR + 3.262%	8.631(c)	06/27/25	1,969	1,053,368
Second Lien Initial Loan, 3 Month LIBOR + 6.750%	12.381(c)	06/26/26	12,776	1,956,453

				36,326,132

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Holding Companies-Diversified 0.2%

Belfor Holdings, Inc.,
First Lien Tranche B-2 Term Loan, 1 Month SOFR + 4.250%^	9.581%(c)	04/06/26	4,638	$4,644,085

Home Furnishings 0.9%

Osmosis Buyer Limited,
Initial Term B Loans, 1 Month SOFR + 3.750%	9.062(c)	07/31/28	2,195	2,185,059
Snap One Holdings Corp.,
Initial Term Loan, 3 Month SOFR + 4.650%	9.892(c)	12/08/28	5,874	5,631,818
TGP Holdings III LLC,
First Lien Closing Date Term Loan, 1 Month SOFR + 3.250%	8.681(c)	06/29/28	5,281	4,758,671
Weber-Stephen Products LLC,
2022 Incrementeal Term B Loan, 1 Month SOFR + 4.350%	9.681(c)	10/30/27	4,123	3,710,531
Initial Term B Loan, 1 Month SOFR + 3.364%	8.696(c)	10/30/27	2,279	2,051,704

				18,337,783

Household Products/Wares 0.1%

Kronos Acquisition Holdings, Inc. (Canada),
Tranche B-1 Term Loan, 3 Month SOFR + 4.012%	9.253(c)	12/22/26	2,794	2,755,372

Housewares 0.3%

SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%	9.446(c)	10/06/28	6,246	5,177,686

Insurance 2.2%

Acrisure LLC,
First Lien 2021-2 Additional Term Loan, 1 Month LIBOR + 4.250%	9.696(c)	02/15/27	1,576	1,567,135
Term Loan B 2020, 1 Month LIBOR + 3.500%	8.946(c)	02/15/27	17,859	17,486,881
Asurion LLC,
New B-04 Term Loan, 1 Month SOFR + 5.364%	10.696(c)	01/20/29	9,660	8,462,779
New B-09 Term Loan, 3 Month LIBOR + 3.250%	8.788(c)	07/31/27	16,783	16,111,937
New B-10 Term Loan, 1 Month SOFR + 4.100%	9.431(c)	08/19/28	2,292	2,202,498
New B-11 Term Loan, 1 Month SOFR + 4.350%	9.681(c)	08/21/28	1,097	1,057,703

				46,888,933

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 27

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Internet 0.9%

MH Sub I LLC,
2023 May New Term Loans, 1 Month SOFR + 4.250%	9.581%(c)	05/03/28	15,325	$14,712,508
Uber Technologies, Inc.,
2023 Refinancing Term Loan, 3 Month SOFR + 2.750%	8.008(c)	03/03/30	3,322	3,324,935

				18,037,443

Investment Companies 0.3%

EIG Management Co. LLC,
Initial Term Loan, 1 Month SOFR + 3.850%	9.181(c)	02/24/25	1,928	1,920,864
LSF11 Trinity Bidco, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%^	9.813(c)	06/14/30	3,975	3,975,000

				5,895,864

Iron/Steel 0.0%

Flame NewCo LLC,
New Money Exit Term Loan, 1 Month SOFR + 6.100%	11.431(c)	06/30/28	839	786,311

Leisure Time 1.2%

Alterra Mountain Co.,
Series B-3 Term Loan, 1 Month SOFR + 3.850%	9.181(c)	05/31/30	5,000	5,000,000
Bombardier Recreational Products, Inc. (Canada),
2020 Replacement Term Loan, 1 Month SOFR + 2.000%	7.431(c)	05/24/27	3,005	2,982,201
2022-2 Incremental Loan, 1 Month SOFR + 3.500%	8.831(c)	12/13/29	10,920	10,919,988
Fender Musical Instruments Corp.,
Initial Term Loan, 1 Month SOFR + 4.100%^	9.414(c)	12/01/28	3,593	3,467,250
Recess Holdings, Inc.,
New Term Loan, 3 Month SOFR + 4.000%^	9.383(c)	03/31/27	2,445	2,438,888

				24,808,327

Lodging 0.2%

Travel + Leisure Co.,
2022 Incremental Term Loan, 3 Month SOFR + 4.100%	9.354(c)	12/14/29	4,552	4,552,125

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Machinery-Diversified 1.3%

CD&R Hydra Buyer, Inc.,
Initial Term Loan, 1 Month SOFR + 4.350%	9.681%(c)	12/11/24	3,034	$3,031,323
Second Lien Initial Term Loan, 1 Month SOFR + 8.000%	13.431(c)	04/30/26	300	282,000
Chart Industries, Inc.,
Amendment No. 3 Term Loan, 1 Month SOFR + 3.850%	9.164(c)	03/15/30	9,405	9,381,674
DXP Enterprises, Inc.,
Initial Term Loan, 6 Month SOFR + 5.250%	10.444(c)	12/23/27	1,489	1,482,347
Hyster-Yale Group, Inc.,
Term loan B Facility, 1 Month SOFR + 3.614%	8.946(c)	05/26/28	5,018	4,798,191
New VAC U.S. LLC (Germany),
Term B Loan, 6 Month LIBOR + 4.000%^	9.731(c)	03/08/25	1,319	1,279,599
Project Castle, Inc.,
Intial Term Loan, 3 Month SOFR + 5.500%	10.566(c)	06/01/29	1,834	1,586,286
Vertical Midco Gmbh (Germany),
Term Loan B, 6 Month SOFR + 3.928%	9.381(c)	07/31/27	5,964	5,950,279

				27,791,699

Media 3.5%

Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%	10.308(c)	10/29/27	3,250	3,071,250
Charter Communications Operating LLC,
Term Loan B2, 1 Month SOFR + 1.750%	7.109(c)	02/01/27	6,814	6,776,314
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%	9.810(c)	01/18/28	7,782	7,328,049
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 10.100%	13.418(c)	05/25/26	4,260	2,726,297
Second Lien Term Loan	8.025	08/24/26	55,772	1,440,745
Entercom Media Corp.,
Term Loan B-2, 3 Month SOFR + 2.762%	8.131(c)	11/18/24	4,192	1,852,122
iHeartCommunications, Inc.,
Incremental B Term Loan, 1 Month SOFR + 3.364%	8.696(c)	05/01/26	11,038	9,823,674
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.250%	8.696(c)	09/25/26	12,405	10,170,067
Sinclair Television Group, Inc.,
Term Loan B-4, 1 Month SOFR + 3.850%	9.181(c)	04/21/29	15,314	11,045,063

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 29

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%	8.696%(c)	03/15/26	2,433	$2,431,320
2022 Incremental First-Lien Term Loan, 3 Month SOFR + 4.250%	9.492(c)	06/24/29	3,168	3,153,481
Initial First Lien Term Loan, 1 Month SOFR + 3.364%	8.696(c)	01/31/29	9,677	9,541,230
Virgin Media Bristol LLC,
Facility Y, 6 Month SOFR + 3.350%	8.311(c)	03/31/31	5,120	5,056,000

				74,415,612

Metal Fabricate/Hardware 1.2%

AZZ, Inc.,
Initial Term Loan, 1 Month SOFR + 3.750%	9.081(c)	05/11/29	6,820	6,828,811
Crosby U.S. Acquisition Corp.,
First Lien Initial Term Loan, 1 Month SOFR + 4.850%	10.164(c)	06/26/26	5,987	5,976,761
Grinding Media, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.262%	9.530(c)	10/12/28	9,785	9,565,039
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR + 6.100%	11.415(c)	03/31/28	1,719	1,675,538
WireCo WorldGroup, Inc.,
Initial Term Loan, 1 Month SOFR + 4.364%	9.678(c)	11/13/28	1,999	1,991,041

				26,037,190

Mining 0.3%

Arsenal Aic Parent LLC,
Term B Loans, 1 Month SOFR + 4.500%	9.879(c)	08/19/30	6,075	6,073,481

Miscellaneous Manufacturing 0.2%

Gates Global LLC,
Initial B-4 Dollar Term Loan, 1 Month SOFR + 3.500%	8.831(c)	11/16/29	1,975	1,975,711
Momentive Performance Materials, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.831(c)	03/29/28	2,688	2,659,141

				4,634,852

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Packaging & Containers 0.9%

Clydesdale Acquisition Holdings, Inc.,
Term B Loan, 1 Month SOFR + 4.175%	9.606	%(c)	04/13/29	5,525	$5,479,302
Pregis TopCo LLC,
Facility Incremental Amendment No. 3, 1 Month SOFR + 3.750%	9.196	(c)	07/31/26	3,434	3,418,827
Pretium PKG Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%	9.522	(c)	10/02/28	3,682	2,219,603
Trident TPI Holdings, Inc.,
Tranche B-4 Initial Term Loans, 3 Month SOFR + 5.250%	10.492	(c)	09/15/28	1,617	1,607,780
Tranche B-5 Initial Term Loan, 3 Month SOFR + 4.500%	9.742	(c)	09/15/28	5,342	5,332,755

					18,058,267

Pharmaceuticals 0.7%

Amneal Pharmaceuticals LLC,
Initial Term Loan, 1 Month SOFR + 3.614%	8.946	(c)	05/04/25	3,368	3,259,871
Endo Luxembourg Finance Co.,
2021 Term Loan, PRIME + 6.250%	14.500	(c)	03/27/28	1,000	730,000
Gainwell Acquisition Corp.,
Term B Loan, 3 Month SOFR + 4.100%	9.342	(c)	10/01/27	8,334	8,185,131
Sharp Midco LLC,
Term Loan, 1 Month SOFR + 4.500%^	9.818	(c)	12/03/28	2,750	2,736,250

					14,911,252

Pipelines 0.4%

AL NGPL Holdings LLC,
Third Amendment Incremental Term Loan, 3 Month SOFR + 3.864%	9.145	(c)	04/13/28	2,100	2,100,000
Prairie ECI Acquiror, LP,
Initial Term Loan, 1 Month SOFR + 4.750%	10.181	(c)	03/11/26	5,616	5,598,816

					7,698,816

Private Equity 0.3%

Harbourvest Partners LP,
Initial Term Loan, 3 Month SOFR + 3.000%	8.242	(c)	04/22/30	6,825	6,816,469

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 31

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value

FLOATING RATE AND OTHER LOANS (Continued)

Real Estate 1.3%

Brookfield Property REIT, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.500%	7.931	%(c)	08/27/25		16,248	$16,156,490
Cushman & Wakefield US Borrower LLC,
2023-1 Refinancing Term Loan, 1 Month SOFR + 3.350%	8.681	(c)	01/31/30		2,050	2,019,250
2023-2 Refinancing Term Loans, 1 Month SOFR + 4.000%	9.331	(c)	01/31/30		4,500	4,466,250
Greystar Real Estate Partners, LLC,
Term Loan, 1 Month SOFR + 3.750%^	9.064	(c)	08/21/30		4,550	4,538,625

						27,180,615

Real Estate Investment Trusts (REITs) 1.2%

Blackstone Mortgage Trust, Inc.,
Term B-4 Loan, 1 Month SOFR + 3.500%	8.831	(c)	05/09/29		18,626	18,299,621
Starwood Property Mortgage LLC,
Term Loan B, 1 Month SOFR + 3.250%^	8.581	(c)	11/18/27		2,629	2,635,980
Term Loan B-3, 1 Month SOFR + 3.350%	8.681	(c)	07/24/26		2,323	2,315,786
StarWood Property Mortgage LLC,
Initial Term Loan, 1 Month SOFR + 2.600%	7.931	(c)	07/26/26		1,482	1,471,177

						24,722,564

Retail 3.2%

At Home Group, Inc.,
Initial Term Loan, 1 Month SOFR + 4.364%	9.682	(c)	07/24/28		8,926	5,478,198
Constellation Automotive Group Ltd. (United Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.686	(c)	07/27/29	GBP	1,500	1,281,957
Dave & Buster’s, Inc.,
Cov-Lite Term Loan, 1 Month SOFR + 3.750%	9.188	(c)	06/29/29		7,160	7,155,789
EG AMERICA LLC (United Kingdom),
Facility B Tranche C, SOFR + 4.114%^	9.397	(c)	02/07/25		3,126	3,000,827
Term Loan	—	(p)	03/12/26		2,217	2,109,027
EG Finco Ltd. (United Kingdom),
Term B, SONIA + 4.783%	9.711	(c)	02/07/25	GBP	1,696	2,106,724
Term Loan B Tranche B, 3 Month EURIBOR + 4.000%	7.636	(c)	02/07/25	EUR	1,404	1,517,449
Term Loan B Tranche C, 3 Month EURIBOR + 4.000%	7.636	(c)	02/07/25	EUR	2,719	2,839,586

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Retail (cont’d.)

Empire Today LLC,
Closing Date Term Loan, 1 Month SOFR + 5.114%	10.428	%(c)	04/03/28	6,138	$5,027,758
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.196	(c)	03/06/28	13,733	13,676,166
LBM Acquisition LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.181	(c)	12/17/27	5,981	5,813,695
LSF12 Badger Bidco, LLC (United Kingdom),
Term Loan^	—	(p)	08/30/30	2,525	2,468,187
Petco Health & Wellness Co., Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.512%	8.753	(c)	03/03/28	6,910	6,866,916
RC Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 3.762%	9.003	(c)	07/28/28	3,131	3,019,870
SRS Distribution, Inc.,
2021 Refinancing Term Loan, 1 Month SOFR + 3.614%	8.946	(c)	06/02/28	5,467	5,385,751

					67,747,900

Semiconductors 0.8%

Altar Bidco, Inc.,
Initial Term Loan, 12 Month SOFR + 3.100%	8.127	(c)	02/01/29	5,860	5,827,800
Second Lien Initial Term Loan, 12 Month SOFR + 5.600%	10.493	(c)	02/01/30	2,837	2,741,016
Entegris, Inc.,
Tranche B Term Loan, 3 Month SOFR + 2.750%	8.036	(c)	07/06/29	3,640	3,639,952
Natel Engineering Co., Inc.,
Initial Term Loan, 1 Month SOFR + 6.364%	11.679	(c)	04/30/26	6,395	4,956,033

					17,164,801

Software 5.4%

Applovin Corp.,
Initial Term Loan, 1 Month SOFR + 3.100%	8.412	(c)	08/14/30	4,613	4,600,116
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%	8.820	(c)	02/15/29	16,342	16,061,083
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 1 Month SOFR + 3.750%	9.196	(c)	10/02/25	2,319	2,317,329

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 33

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Software (cont’d.)

Boxer Parent Co., Inc., (cont’d.)
Second Lien Incremental Term Loan, 1 Month SOFR + 5.614%	10.946	%(c)	02/27/26	5,245	$5,166,606
Cloudera, Inc.,
Term Loan, 1 Month SOFR + 3.850%	9.181	(c)	10/08/28	3,326	3,229,371
Cornerstone OnDemand, Inc.,
Initial Term Loan, 3 Month SOFR + 4.012%	9.253	(c)	10/16/28	7,427	7,055,291
CT Technologies Intermediate Holdings, Inc.,
Term Loan 2021 Reprice, 1 Month SOFR + 4.250%	9.696	(c)	12/16/25	6,014	5,664,146
EagleView Technology Corp.,
First Lien Term Loan, 3 Month LIBOR + 3.500%	9.038	(c)	08/14/25	6,196	5,513,999
Finastra USA, Inc.,
Dollar Term Loan (Second Lien), 6 Month LIBOR + 7.250%	12.981	(c)	06/13/25	16,294	16,273,566
First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	9.231	(c)	06/13/24	15,900	15,871,851
Greeneden U.S. Holdings II LLC,
B-4 Dollar Term Loan, 1 Month SOFR + 4.114%	9.446	(c)	12/01/27	99	99,412
Indicor LLC,
Initial Dollar Term Loan, 3 Month SOFR + 4.500%	9.742	(c)	11/22/29	1,995	1,995,712
Polaris Newco LLC,
First Lien Dollar Term Loan, 3 Month LIBOR + 4.000%	9.538	(c)	06/02/28	7,646	7,389,171
Project Sky Merger Sub, Inc.,
Second Lien Term Loan, 1 Month SOFR + 6.100%	11.431	(c)	10/08/29	3,320	3,054,400
Red Planet Borrower LLC,
First Lien Initial Term Loan, 1 Month SOFR + 3.850%	9.181	(c)	10/02/28	7,559	7,121,561
Renaissance Holding Corp.,
2023 Term Loan, 3 Month SOFR + 4.750%	9.992	(c)	04/07/30	4,725	4,727,533
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%	10.677	(c)	07/14/28	6,218	5,725,160
Software AG (Germany),
Term Loan^	—	(p)	02/28/33	1,025	1,022,437

					112,888,744

Telecommunications 6.9%

CCI Buyer, Inc.,
First Lien Initial Term Loan, 3 Month SOFR + 4.000%	9.242	(c)	12/17/27	8,295	8,199,305

See Notes to Financial Statements.

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

CenturyLink, Inc.,
Term B Loan, 1 Month SOFR + 2.364%	7.696	%(c)	03/15/27	3,554	$2,305,707
CommScope, Inc.,
Initial Term Loan, 1 Month SOFR + 3.364%	8.696	(c)	04/06/26	7,404	6,802,284
Connect Finco Sarl (United Kingdom),
Amendment No. 1 Refinancing Term Loan, 1 Month SOFR + 3.500%	8.831	(c)	12/11/26	5,257	5,236,218
Crown Subsea Communications Holding, Inc.,
Amendment No. 2 Term Loans, 1 Month SOFR + 5.364%	10.683	(c)	04/27/27	5,830	5,833,644
Initial Term Loan, 1 Month SOFR + 5.114%	10.433	(c)	04/27/27	3,282	3,285,029
Digicel International Finance Ltd. (Jamaica),
First Lien Initial Term B Loan, 3 Month LIBOR + 3.250%	8.981	(c)	05/27/24	22,772	20,708,575
Global Tel Link Corp.,
First Lien Term Loan, 3 Month SOFR + 4.250%	9.769	(c)	11/29/25	5,900	5,542,066
GTT Communications, Inc.,
Closing Date Term Loan, 3 Month SOFR + 9.100%	14.342	(c)	06/30/28	1,476	867,068
GTT RemainCo LLC,
Closing Date USD Term Loan, 1 Month SOFR + 7.100%	12.431	(c)	12/30/27	1,845	1,540,700
Intelsat Jackson Holdings SA (Luxembourg),
Term B Loan, 3 Month SOFR + 4.400%	9.772	(c)	02/01/29	19,754	19,740,321
Intrado Corp.,
Initial Term Loan, 2 Month SOFR + 4.000%	9.343	(c)	01/31/30	6,585	6,580,884
MLN US HoldCo LLC,
3L Term B Loans, 3 Month SOFR + 9.250%^	14.660	(c)	10/18/27	70	10,440
Initial Term Loan, 3 Month SOFR + 6.440%	11.850	(c)	10/18/27	10,885	7,891,275
Initial Term Loan (Second Out (First Lien Roll-Up)), 3 Month SOFR + 6.700%	12.110	(c)	10/18/27	19,121	6,214,466
Numericable US LLC (France),
USD TLB-12 Term Loan, 3 Month LIBOR + 3.688%	9.257	(c)	01/31/26	2,675	2,517,844
Orbcomm, Inc.,
Closing Date Term Loans, 1 Month SOFR + 4.250%	9.815	(c)	09/01/28	2,071	1,785,255
Patagonia Holdco LLC,
Initial Term Loan, 3 Month SOFR + 5.750%	11.117	(c)	08/01/29	11,161	9,598,170
Securus Technologies Holdings, Inc.,
Initial Term Loan (First Lien), 3 Month LIBOR + 4.500%	10.038	(c)	11/01/24	5,265	4,599,859

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 35

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Viasat, Inc.,
Initial Term Loan, 1 Month SOFR + 4.500%	9.831%(c)	03/02/29	5,708	$5,577,566
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan, 1 Month SOFR + 4.000%	9.446(c)	10/02/28	11,471	9,173,696
Initial Term Loan- Second Lien, 1 Month SOFR + 7.114%	12.446(c)	10/01/29	6,630	3,157,537
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month SOFR + 3.000%	8.446(c)	03/09/27	10,665	8,529,952

				145,697,861

Textiles 0.2%

ASP Unifrax Holdings, Inc.,
USD Term Loan (First Lien), 3 Month SOFR + 3.900%	9.142(c)	12/12/25	4,789	4,409,490

Transportation 1.5%

Daseke Cos., Inc.,
Term Loan, 1 Month SOFR + 4.114%	9.446(c)	03/09/28	5,589	5,498,289
Einstein Merger Sub, Inc.,
Initial Term Loans, 1 Month SOFR + 3.500%	8.931(c)	11/23/28	3,765	3,660,695
First Student Bidco, Inc.,
Initial Term B Loan, 3 Month SOFR + 3.262%	8.501(c)	07/21/28	8,795	8,556,850
Initial Term C Loan, 3 Month SOFR + 3.262%	8.501(c)	07/21/28	3,297	3,207,276
Odyssey Logistics & Technology Corp.,
Initial Term Loan, 3 Month SOFR + 4.500%	9.922(c)	10/12/27	400	397,000
Savage Enterprises LLC,
Term Loan B, 1 Month SOFR + 3.364%	8.696(c)	09/15/28	6,599	6,591,113
STG Logistics, Inc.,
Initial Term Loan, 3 Month SOFR + 6.150%^	11.392(c)	03/24/28	3,950	3,634,000

				31,545,223

TOTAL FLOATING RATE AND OTHER LOANS (cost $1,557,954,490)				1,429,629,152

RESIDENTIAL MORTGAGE-BACKED SECURITIES 1.4%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.188(c)	12/25/41	14,500	14,228,360

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2021-DNA02, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.688%(c)	08/25/33	10,085	$10,347,921
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.688(c)	10/25/41	5,000	5,010,792

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $28,550,558)				29,587,073

			Shares

COMMON STOCKS 0.2%

Oil, Gas & Consumable Fuels 0.1%

Chesapeake Energy Corp.(a)			27,937	2,464,323

Textiles, Apparel & Luxury Goods 0.0%

International Textile Group, Inc. (original cost $8; purchased 06/21/23)*(f)			75,240	272,745

Wireless Telecommunication Services 0.1%

Intelsat Emergence SA (Luxembourg)*			28,359	639,495

TOTAL COMMON STOCKS
(cost $1,099,027)				3,376,563

			Units

RIGHTS* 0.0%

Wireless Telecommunication Services

Intelsat Jackson Holdings SA, Series A (Luxembourg), CVR, expiring 12/05/25^			2,968	18,550
Intelsat Jackson Holdings SA, Series B (Luxembourg), CVR, expiring 12/05/25^			2,968	11,872

TOTAL RIGHTS
(cost $69)				30,422

TOTAL LONG-TERM INVESTMENTS
(cost $2,250,790,630)				2,080,869,993

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 37

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Description	Shares	Value

SHORT-TERM INVESTMENTS 2.1%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund(wi)	31,090,753	$31,090,753
PGIM Institutional Money Market Fund
(cost $12,281,484; includes $12,224,223 of cash collateral for securities on loan)(b)(wi)	12,294,312	12,288,165

TOTAL SHORT-TERM INVESTMENTS
(cost $43,372,237)		43,378,918

TOTAL INVESTMENTS 100.8%
(cost $2,294,162,867)		2,124,248,911
Liabilities in excess of other assets(z) (0.8)%		(16,022,980)

NET ASSETS 100.0%		$2,108,225,931

Below is a list of the abbreviation(s) used in the semiannual report:

EUR—Euro

GBP—British Pound

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

BNYM—Bank of New York Mellon

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CLO—Collateralized Loan Obligation

CVR—Contingent Value Rights

DAC—Designated Activity Company

DIP—Debtor-In-Possession

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MSI—Morgan Stanley & Co International PLC

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

SSB—State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $77,487,441 and 3.7% of net assets.

See Notes to Financial Statements.

(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,917,888; cash collateral of $12,224,223 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2023.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $16,156,602. The aggregate value of $4,159,410 is 0.2% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitments outstanding at August 31, 2023:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation

Omnia Partners, LLC, Delayed Draw Term Loan, 1 Month SOFR + 4.250% (Cap N/A, Floor 0.000%), 4.250%(c), Maturity Date 07/25/30 (cost $400,454)	404	$404,610	$4,156	$—
Tank Holding Corp., Delayed Draw Term Commitment, —%(p),
Maturity Date 03/31/28 (cost $727,780)	738	719,888	—	(7,892)

		$1,124,498	$4,156	$(7,892)

Futures contracts outstanding at August 31, 2023:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
59	20 Year U.S. Treasury Bonds	Dec. 2023	$7,179,563	$115,961
70	30 Year U.S. Ultra Treasury Bonds	Dec. 2023	9,062,813	161,779

				277,740

Short Positions:
609	2 Year U.S. Treasury Notes	Dec. 2023	124,117,055	(279,991)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 39

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Futures contracts outstanding at August 31, 2023 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Short Positions (cont’d):
19	5 Year Euro-Bobl	Sep. 2023	$2,392,174	$24,368
2	5 Year Euro-Bobl	Dec. 2023	254,757	(1,477)
526	5 Year U.S. Treasury Notes	Dec. 2023	56,240,909	(281,601)
2	10 Year Euro-Bund	Sep. 2023	288,849	4,412
5	10 Year Euro-Bund	Dec. 2023	719,087	(7,021)
542	10 Year U.S. Treasury Notes	Dec. 2023	60,178,938	(497,559)

				(1,038,869)

				$(761,129)

Forward foreign currency exchange contracts outstanding at August 31, 2023:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/05/23	SSB	GBP	19,997	$25,238,166	$25,333,188	$95,022	$—
Euro,
Expiring 09/05/23	MSI	EUR	548	600,269	593,892	—	(6,377)
Expiring 09/05/23	SSB	EUR	24,617	26,554,158	26,699,397	145,239	—

				$52,392,593	$52,626,477	240,261	(6,377)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 09/05/23	MSI	GBP	260	$331,416	$329,917	$1,499	$—
Expiring 09/05/23	SSB	GBP	23,417	30,102,634	29,665,239	437,395	—
Expiring 10/03/23	SSB	GBP	19,997	25,241,548	25,336,165	—	(94,617)
Euro,
Expiring 09/05/23	BNYM	EUR	20,884	23,059,901	22,650,414	409,487	—
Expiring 10/03/23	SSB	EUR	24,617	26,590,837	26,735,769	—	(144,932)

				$105,326,336	$104,717,504	848,381	(239,549)

						$1,088,642	$(245,926)

See Notes to Financial Statements.

Cross currency exchange contracts outstanding at August 31, 2023:

Settlement	Type	Notional Amount (000)	In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty

OTC Cross Currency Exchange Contracts:
09/05/23	Buy	GBP 3,680	EUR	4,281	$19,093	$—	BNYM

Credit default swap agreement outstanding at August 31, 2023:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2023(4)	Value at Trade Date	Value at August 31, 2023	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.40.V1	06/20/28	5.000%(Q)	126,311	4.257%	$614,768	$4,849,272	$4,234,504

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 41

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$12,803,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2023 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Collateralized Loan Obligations	$—	$316,128,549	$—
Other	—	3,039,149	—
Convertible Bond	—	19,665	—
Corporate Bonds	—	296,217,417	2,842,003
Floating Rate and Other Loans	—	1,355,014,136	74,615,016
Residential Mortgage-Backed Securities	—	29,587,073	—
Common Stocks	2,464,323	912,240	—
Rights	—	—	30,422
Short-Term Investments
Affiliated Mutual Funds	43,378,918	—	—

Total	$45,843,241	$2,000,918,229	$77,487,441

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$4,156	$—
Futures Contracts	306,520	—	—
OTC Forward Foreign Currency Exchange Contracts	—	1,088,642	—

See Notes to Financial Statements.

	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Assets (continued)
OTC Cross Currency Exchange Contracts	$—	$19,093	$—
Centrally Cleared Credit Default Swap Agreement	—	4,234,504	—

Total	$306,520	$5,346,395	$—

Liabilities
Unfunded Loan Commitment	$—	$(7,892)	$—
Futures Contracts	(1,067,649)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(245,926)	—

Total	$(1,067,649)	$(253,818)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at net unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds	Floating Rate and Other Loans	Rights	Unfunded Loan Commitments
Balance as of 02/28/23	$45,733	$93,591,879	$34,094	$(25,444)
Realized gain (loss)	—	(1,450,020)	—	—
Change in unrealized appreciation (depreciation)	—	8,290,961	(3,741)	25,444
Purchases/Exchanges/Issuances	2,842,000	54,909,674	69	—
Sales/Paydowns	—	(45,650,271)	—	—
Accrued discount/premium	—	213,102	—	—
Transfers into Level 3*	—	22,271,855	—	—
Transfers out of Level 3*	(45,730)	(57,562,164)	—	—

Balance as of 08/31/23	$2,842,003	$74,615,016	$30,422	$—

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$—	$1,620,972	$(3,741)	$—

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 43

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of August 31, 2023	Valuation Approach	Valuation Methodology	Unobservable Inputs	Rate (Weighted Average)

Corporate Bonds	$3	Market	Contingent Value	Contingent Value Unadjusted	$0.00
Corporate Bonds	2,842,000	Market	Transaction Based	Purchase Price Unadjusted Last	$98.00
Rights	30,422	Market	Transaction Based	Traded Price	$4.00-$6.25($5.13)

	$2,872,425

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of August 31, 2023, the aggregate value of these securities and/or derivatives was $74,615,016. The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2023 were as follows:

Collateralized Loan Obligations	15.0%
Banks	9.8
Telecommunications	7.1
Commercial Services	5.9
Software	5.4
Chemicals	4.1
Media	3.8
Entertainment	3.4
Retail	3.3
Computers	2.9
Airlines	2.7
Insurance	2.2
Building Materials	2.2
Affiliated Mutual Funds (0.6% represents investments purchased with collateral from securities on loan)	2.1
Healthcare-Services	1.7
Auto Parts & Equipment	1.7
Real Estate Investment Trusts (REITs)	1.7
Electric	1.6
Diversified Financial Services	1.5
Transportation	1.5
Residential Mortgage-Backed Securities	1.4
Real Estate	1.4
Internet	1.4
Machinery-Diversified	1.3

Metal Fabricate/Hardware	1.2%
Leisure Time	1.2
Packaging & Containers	1.0
Beverages	1.0
Home Furnishings	0.9
Semiconductors	0.8
Pharmaceuticals	0.8
Electronics	0.8
Oil & Gas	0.5
Distribution/Wholesale	0.5
Cosmetics/Personal Care	0.5
Advertising	0.5
Apparel	0.4
Forest Products & Paper	0.4
Pipelines	0.4
Housewares	0.4
Private Equity	0.3
Environmental Control	0.3
Aerospace & Defense	0.3
Agriculture	0.3
Mining	0.3
Investment Companies	0.3
Healthcare-Products	0.3
Foods	0.3
Auto Manufacturers	0.2
Food Service	0.2

See Notes to Financial Statements.

Industry Classification (continued):

Holding Companies-Diversified	0.2%
Miscellaneous Manufacturing	0.2
Lodging	0.2
Textiles	0.2
Home Builders	0.2
Other	0.1
Engineering & Construction	0.1
Household Products/Wares	0.1
Energy-Alternate Sources	0.1
Oil, Gas & Consumable Fuels	0.1
Wireless Telecommunication Services	0.1

Iron/Steel	0.0	*%
Textiles, Apparel & Luxury Goods	0.0	*

	100.8
Liabilities in excess of other assets	(0.8)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2023 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value

Credit contracts	Due from/to broker-variation margin swaps	$4,234,504*		—	$—
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	19,093		—	—
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,088,642		Unrealized depreciation on OTC forward foreign currency exchange contracts	245,926
Interest rate contracts	Due from/to broker-variation margin futures	306,520	*	Due from/to broker-variation margin futures	1,067,649	*

		$5,648,759			$1,313,575

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 45

Schedule of Investments (unaudited) (continued)

as of August 31, 2023

The effects of derivative instruments on the Statement of Operations for the six months ended August 31, 2023 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$604,773
Foreign exchange contracts	—	(786,779)	—
Interest rate contracts	2,957,866	—	—

Total	$2,957,866	$(786,779)	$604,773

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps

Credit contracts	$—	$—	$4,099,278
Foreign exchange contracts	—	(1,343,036)	—
Interest rate contracts	(1,933,320)	—	—

Total	$(1,933,320)	$(1,343,036)	$4,099,278

For the six months ended August 31, 2023, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$ 18,614,855
Futures Contracts - Short Positions (1)	283,984,185
Forward Foreign Currency Exchange Contracts - Purchased (2)	68,528,882
Forward Foreign Currency Exchange Contracts - Sold (2)	126,570,339
Cross Currency Exchange Contracts (3)	1,565,358
Credit Default Swap Agreements - Sell Protection (1)	82,447,333

*	Average volume is based on average quarter end balances as noted for the six months ended August 31, 2023.
(1)	Notional Amount in USD.
(2)	Value at Settlement Date.
(3)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$11,917,888	$(11,917,888)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

BNYM	$428,580	$—	$428,580	$(266,140)	$162,440
MSI	1,499	(6,377)	(4,878)	—	(4,878)
SSB	677,656	(239,549)	438,107	(335,943)	102,164

	$1,107,735	$(245,926)	$861,809	$(602,083)	$259,726

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 47

Statement of Assets and Liabilities (unaudited)

as of August 31, 2023

Assets

Investments at value, including securities on loan of $11,917,888:
Unaffiliated investments (cost $2,250,790,630)	$2,080,869,993
Affiliated investments (cost $43,372,237)	43,378,918
Cash	1,052,200
Foreign currency, at value (cost $934,373)	930,796
Receivable for investments sold	43,570,622
Dividends and interest receivable	21,408,459
Deposit with broker for centrally cleared/exchange-traded derivatives	12,803,000
Receivable for Fund shares sold	6,768,624
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,088,642
Unrealized appreciation on OTC cross currency exchange contracts	19,093
Unrealized appreciation on unfunded loan commitment	4,156
Prepaid expenses	512

Total Assets	2,211,895,015

Liabilities

Payable for investments purchased	75,532,583
Payable to broker for collateral for securities on loan	12,224,223
Payable for Fund shares purchased	11,937,562
Accrued expenses and other liabilities	1,322,830
Management fee payable	1,005,068
Dividends payable	895,125
Unrealized depreciation on OTC forward foreign currency exchange contracts	245,926
Due to broker—variation margin swaps	215,040
Due to broker—variation margin futures	168,459
Distribution fee payable	84,174
Directors’ fees payable	25,836
Unrealized depreciation on unfunded loan commitment	7,892
Affiliated transfer agent fee payable	4,366

Total Liabilities	103,669,084

Net Assets	$2,108,225,931

Net assets were comprised of:
Common stock, at par	$2,336
Paid-in capital in excess of par	2,533,389,670
Total distributable earnings (loss)	(425,166,075)

Net assets, August 31, 2023	$2,108,225,931

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share,
($184,997,660 ÷ 20,522,140 shares of common stock issued and outstanding)	$9.01
Maximum sales charge (2.25% of offering price)	0.21

Maximum offering price to public	$9.22

Class C

Net asset value, offering price and redemption price per share,
($54,843,153 ÷ 6,081,466 shares of common stock issued and outstanding)	$9.02

Class Z

Net asset value, offering price and redemption price per share,
($1,574,439,336 ÷ 174,475,998 shares of common stock issued and outstanding)	$9.02

Class R6

Net asset value, offering price and redemption price per share,
($293,945,782 ÷ 32,569,618 shares of common stock issued and outstanding)	$9.03

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 49

Statement of Operations (unaudited)

Six Months Ended August 31, 2023

Net Investment Income (Loss)

Income
Interest income	$106,592,511
Affiliated dividend income	215,473
Unaffiliated dividend income	171,663
Income from securities lending, net (including affiliated income of $44,206)	44,564

Total income	107,024,211

Expenses
Management fee	7,206,215
Distribution fee(a)	501,562
Transfer agent’s fees and expenses (including affiliated expense of $15,070)(a)	1,363,900
Interest expense	1,084,672
Custodian and accounting fees	325,312
Registration fees(a)	145,884
Shareholders’ reports	99,005
Audit fee	31,672
Professional fees	25,950
Directors’ fees	21,963
Miscellaneous	103,722

Total expenses	10,909,857
Less: Fee waiver and/or expense reimbursement(a)	(1,639,888)

Net expenses	9,269,969

Net investment income (loss)	97,754,242

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $9,620)	(68,756,353)
Futures transactions	2,957,866
Forward and cross currency contract transactions	(786,779)
Swap agreement transactions	604,773
Foreign currency transactions	(1,635,462)

(67,615,955)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(15,237))	66,067,959
Futures	(1,933,320)
Forward and cross currency contracts	(1,343,036)
Swap agreements	4,099,278
Foreign currencies	31,335
Unfunded loan commitments	125,316

67,047,532

Net gain (loss) on investment and foreign currency transactions	(568,423)

Net Increase (Decrease) In Net Assets Resulting From Operations	$97,185,819

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	220,075	281,487	—	—
Transfer agent’s fees and expenses	77,219	28,268	1,256,372	2,041
Registration fees	18,385	16,299	85,744	25,456
Fee waiver and/or expense reimbursement	(98,053)	(45,518)	(1,384,034)	(112,283)

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 51

Statements of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2023	Year Ended February 28, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$97,754,242	$232,590,056
Net realized gain (loss) on investment and foreign currency transactions	(67,615,955)	(118,418,523)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	67,047,532	(153,710,400)

Net increase (decrease) in net assets resulting from operations	97,185,819	(39,538,867)

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,641,172)	(13,656,461)
Class C	(2,230,335)	(4,270,073)
Class Z	(74,748,801)	(208,424,892)
Class R6	(13,858,954)	(30,385,223)

	(98,479,262)	(256,736,649)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	361,162,459	2,005,357,293
Net asset value of shares issued in reinvestment of dividends and distributions	93,518,362	247,283,405
Cost of shares purchased	(1,012,248,597)	(3,771,723,482)

Net increase (decrease) in net assets from Fund share transactions	(557,567,776)	(1,519,082,784)

Total increase (decrease)	(558,861,219)	(1,815,358,300)

Net Assets:

Beginning of period	2,667,087,150	4,482,445,450

End of period	$2,108,225,931	$2,667,087,150

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,

	2023		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.98		$9.51		$9.65	$9.38		$9.72	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.39		0.54		0.32	0.45		0.53	0.47
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03	(b)	(0.45)		(0.13)	0.27	(b)	(0.33)	(0.22)
Total from investment operations	0.42		0.09		0.19	0.72		0.20	0.25
Less Dividends and Distributions:
Dividends from net investment income	(0.39)		(0.62)		(0.33)	(0.45)		(0.54)	(0.47)
Net asset value, end of period	$9.01		$8.98		$9.51	$9.65		$9.38	$9.72
Total Return(c):	4.78%		1.22%		1.93%	8.25%		2.14%	2.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$184,998		$177,406		$221,472	$60,644		$61,392	$93,851
Average net assets (000)	$175,103		$203,544		$132,395	$48,786		$79,796	$100,319
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.04	%(e)(f)	1.00	%(f)	0.95%	0.97	%(f)	0.97%	0.95%
Expenses before waivers and/or expense reimbursement	1.15	%(e)	1.11	%(f)	1.07%	1.17	%(f)	1.11%	1.09%
Net investment income (loss)	8.61	%(e)	6.01%		3.29%	5.04%		5.53%	4.74%
Portfolio turnover rate(g)	31%		43%		43%	125%		66%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.09%, 0.05% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2023 and for the years ended February 28, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 53

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.98		$9.52		$9.66	$9.38		$9.72	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.35		0.48		0.25	0.39		0.46	0.39
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.05	(b)	(0.47)		(0.14)	0.28	(b)	(0.33)	(0.21)
Total from investment operations	0.40		0.01		0.11	0.67		0.13	0.18
Less Dividends and Distributions:
Dividends from net investment income	(0.36)		(0.55)		(0.25)	(0.39)		(0.47)	(0.40)
Net asset value, end of period	$9.02		$8.98		$9.52	$9.66		$9.38	$9.72
Total Return(c):	4.51%		0.36%		1.16%	7.56%		1.38%	1.82%

Ratios/Supplemental Data:
Net assets, end of period (000)	$54,843		$61,349		$69,648	$24,973		$32,673	$56,098
Average net assets (000)	$55,992		$70,642		$45,432	$25,795		$44,099	$59,266
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.80	%(e)(f)	1.76	%(f)	1.70%	1.72	%(f)	1.72%	1.70%
Expenses before waivers and/or expense reimbursement	1.96	%(e)	1.90	%(f)	1.84%	1.94	%(f)	1.88%	1.83%
Net investment income (loss)	7.86	%(e)	5.32%		2.54%	4.31%		4.78%	3.99%
Portfolio turnover rate(g)	31%		43%		43%	125%		66%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.10%, 0.06% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2023 and for the years ended February 28, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2023		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.99		$9.52		$9.66	$9.39		$9.73	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.55		0.35	0.47		0.56	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.03	(b)	(0.43)		(0.14)	0.28	(b)	(0.33)	(0.21)
Total from investment operations	0.43		0.12		0.21	0.75		0.23	0.28
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.65)		(0.35)	(0.48)		(0.57)	(0.49)
Net asset value, end of period	$9.02		$8.99		$9.52	$9.66		$9.39	$9.73
Total Return(c):	4.91%		1.48%		2.18%	8.51%		2.40%	2.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,574,439		$2,077,632		$3,794,840	$564,615		$424,819	$818,117
Average net assets (000)	$1,667,124		$3,121,921		$1,828,765	$283,976		$584,427	$772,275
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.80	%(e)(f)	0.75	%(f)	0.70%	0.72	%(f)	0.72%	0.70%
Expenses before waivers and/or expense reimbursement	0.97	%(e)	0.88	%(f)	0.81%	0.90	%(f)	0.87%	0.86%
Net investment income (loss)	8.85	%(e)	6.06%		3.55%	5.18%		5.78%	5.04%
Portfolio turnover rate(g)	31%		43%		43%	125%		66%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.10%, 0.05% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2023 and for the years ended February 28, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Floating Rate Income Fund 55

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended
	August 31,		Year Ended February 28/29,
	2023		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.99		$9.53		$9.66	$9.39		$9.73	$9.94
Income (loss) from investment operations:
Net investment income (loss)	0.40		0.58		0.35	0.48		0.56	0.49
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.04	(b)	(0.47)		(0.13)	0.27	(b)	(0.33)	(0.20)
Total from investment operations	0.44		0.11		0.22	0.75		0.23	0.29
Less Dividends and Distributions:
Dividends from net investment income	(0.40)		(0.65)		(0.35)	(0.48)		(0.57)	(0.50)
Net asset value, end of period	$9.03		$8.99		$9.53	$9.66		$9.39	$9.73
Total Return(c):	5.06%		1.42%		2.34%	8.57%		2.45%	2.99%

Ratios/Supplemental Data:
Net assets, end of period (000)	$293,946		$350,700		$396,487	$16,970		$14,790	$34,545
Average net assets (000)	$307,028		$428,601		$180,674	$11,040		$25,645	$39,870
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.75	%(e)(f)	0.70	%(f)	0.65%	0.67	%(f)	0.67%	0.65%
Expenses before waivers and/or expense reimbursement	0.82	%(e)	0.76	%(f)	0.72%	0.93	%(f)	0.81%	0.76%
Net investment income (loss)	8.92	%(e)	6.38%		3.62%	5.31%		5.84%	5.02%
Portfolio turnover rate(g)	31%		43%		43%	125%		66%	67%

(a)	Calculated based on average shares outstanding during the period.
(b)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

Includes interest expense on borrowings from the Syndicated Credit Agreement of 0.10%, 0.05% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended August 31, 2023 and for the years ended February 28, 2023 and 2021, respectively.

(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios, Inc. 14 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Maryland Corporation. These financial statements relate only to the PGIM Floating Rate Income Fund (the “Fund’), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The primary objective of the Fund is to maximize current income. The secondary objective is to seek capital appreciation when consistent with the Fund’s primary objective.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Directors (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Floating Rate Income Fund 57

Notes to Financial Statements (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (ETFs) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Floating Rate Income Fund 59

Notes to Financial Statements (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions. The cash amounts pledged for futures contracts are considered restricted cash and are included in “Due to broker-variation margin futures” in the Statement of Assets and Liabilities.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments. The cash amounts pledged for swaps contracts are considered restricted cash

PGIM Floating Rate Income Fund 61

Notes to Financial Statements (unaudited) (continued)

and are included in “Deposit with broker for centrally cleared/exchange-traded derivatives” in the Statement of Assets and Liabilities.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Floating Rate and Other Loans: The Fund invested at least 80% of its investable assets in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. Most bank loans are senior in rank (“senior loans”) in the event of bankruptcy to most other securities of the issuer, such as common stock or publicly-issued bonds. Bank loans are often secured by specific collateral of the issuer so that holders of the loans will have a priority claim on those assets in the event of default or bankruptcy of the issuer. The Fund acquire interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and become a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which they are entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which they have purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund. In addition, loans trade in an over-the counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed

PGIM Floating Rate Income Fund 63

Notes to Financial Statements (unaudited) (continued)

with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are

PGIM Floating Rate Income Fund 65

Notes to Financial Statements (unaudited) (continued)

calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly

Short-Term Capital Gains	Annually

Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended August 31, 2023, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.65% on average daily net assets up to and including $5 billion;	0.65%
0.625% on average daily net assets exceeding $5 billion.

The Manager has contractually agreed, through June 30, 2024, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees, to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and, in addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	0.95%
C	1.70
Z	0.70
R6	0.65

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

PGIM Floating Rate Income Fund 67

Notes to Financial Statements (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.25%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended August 31, 2023, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$79,015	$258
C	—	3,058

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended August 31, 2023, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended August 31, 2023, were as follows:

Cost of Purchases	Proceeds from Sales
$690,148,315	$1,262,303,223

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended August 31, 2023, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund(1)(wi)
$ —	$275,105,291	$244,014,538	$ —	$ —	$31,090,753	31,090,753	$215,473

PGIM Institutional Money Market Fund(1)(b)(wi)
31,387,995	86,098,128	105,192,341	(15,237)	9,620	12,288,165	12,294,312	44,206	(2)
$31,387,995	$361,203,419	$349,206,879	$(15,237)	$9,620	$43,378,918		$259,679

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.

PGIM Floating Rate Income Fund 69

Notes to Financial Statements (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2023 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,296,032,672	$22,616,603	$(190,068,916)	$(167,452,313)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of February 28, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$176,013,000	$—

The Fund elected to treat the below approximated losses as having been incurred in the following fiscal year (February 29, 2024).

Qualified Late-Year Losses	Post-October Capital Losses
$6,916,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended February 28, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock, below.

The RIC is authorized to issue 5,750,000,000 shares of common stock, $0.00001 par value per share, 3,250,000,000 of which are designated as shares of the Fund. The authorized shares of the Fund are currently classified and designated as follows:

Class	Number of Shares
A	150,000,000
C	100,000,000
Z	2,000,000,000
R6	1,000,000,000

As of August 31, 2023, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	52,713	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	6	72.7

Transactions in shares of common stock were as follows:

Share Class	Shares	Amount

Class A
Six months ended August 31, 2023:
Shares sold	4,155,969	$ 37,131,538
Shares issued in reinvestment of dividends and distributions	846,519	7,552,671
Shares purchased	(4,354,062)	(38,687,216)
Net increase (decrease) in shares outstanding before conversion	648,426	5,996,993
Shares issued upon conversion from other share class(es)	404,385	3,607,255
Shares purchased upon conversion into other share class(es)	(291,418)	(2,593,799)
Net increase (decrease) in shares outstanding	761,393	$ 7,010,449

PGIM Floating Rate Income Fund 71

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended February 28, 2023:
Shares sold	10,461,610	$ 95,781,755
Shares issued in reinvestment of dividends and distributions	1,502,285	13,424,845
Shares purchased	(16,081,797)	(144,674,237)
Net increase (decrease) in shares outstanding before conversion	(4,117,902)	(35,467,637)
Shares issued upon conversion from other share class(es)	941,052	8,528,701
Shares purchased upon conversion into other share class(es)	(339,254)	(3,087,674)
Net increase (decrease) in shares outstanding	(3,516,104)	$ (30,026,610)

Class C
Six months ended August 31, 2023:
Shares sold	584,418	$ 5,219,038
Shares issued in reinvestment of dividends and distributions	249,619	2,227,360
Shares purchased	(1,363,990)	(12,130,311)
Net increase (decrease) in shares outstanding before conversion	(529,953)	(4,683,913)
Shares purchased upon conversion into other share class(es)	(219,398)	(1,957,267)
Net increase (decrease) in shares outstanding	(749,351)	$ (6,641,180)

Year ended February 28, 2023:
Shares sold	2,560,466	$ 23,633,596
Shares issued in reinvestment of dividends and distributions	477,522	4,261,778
Shares purchased	(3,094,084)	(27,713,901)
Net increase (decrease) in shares outstanding before conversion	(56,096)	181,473
Shares purchased upon conversion into other share class(es)	(430,134)	(3,887,115)
Net increase (decrease) in shares outstanding	(486,230)	$ (3,705,642)

Class Z
Six months ended August 31, 2023:
Shares sold	31,704,800	$ 283,524,056
Shares issued in reinvestment of dividends and distributions	8,330,371	74,361,154
Shares purchased	(96,489,887)	(856,434,754)
Net increase (decrease) in shares outstanding before conversion	(56,454,716)	(498,549,544)
Shares issued upon conversion from other share class(es)	434,373	3,866,331
Shares purchased upon conversion into other share class(es)	(691,794)	(6,145,654)
Net increase (decrease) in shares outstanding	(56,712,137)	$ (500,828,867)

Share Class	Shares	Amount

Year ended February 28, 2023:
Shares sold	186,135,025	$ 1,718,100,890
Shares issued in reinvestment of dividends and distributions	23,143,123	207,352,169
Shares purchased	(375,347,406)	(3,382,158,723)
Net increase (decrease) in shares outstanding before conversion	(166,069,258)	(1,456,705,664)
Shares issued upon conversion from other share class(es)	781,639	7,069,214
Shares purchased upon conversion into other share class(es)	(1,970,405)	(17,902,188)
Net increase (decrease) in shares outstanding	(167,258,024)	$(1,467,538,638)

Class R6
Six months ended August 31, 2023:
Shares sold	3,937,652	$ 35,287,827
Shares issued in reinvestment of dividends and distributions	1,050,472	9,377,177
Shares purchased	(11,801,107)	(104,996,316)
Net increase (decrease) in shares outstanding before conversion	(6,812,983)	(60,331,312)
Shares issued upon conversion from other share class(es)	454,725	4,029,358
Shares purchased upon conversion into other share class(es)	(90,858)	(806,224)
Net increase (decrease) in shares outstanding	(6,449,116)	$ (57,108,178)

Year ended February 28, 2023:
Shares sold	18,065,678	$ 167,841,052
Shares issued in reinvestment of dividends and distributions	2,487,878	22,244,613
Shares purchased	(24,179,996)	(217,176,621)
Net increase (decrease) in shares outstanding before conversion	(3,626,440)	(27,090,956)
Shares issued upon conversion from other share class(es)	1,288,933	11,694,624
Shares purchased upon conversion into other share class(es)	(268,075)	(2,415,562)
Net increase (decrease) in shares outstanding	(2,605,582)	$ (17,811,894)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA.

SCA
Term of Commitment	9/30/2022 – 9/28/2023
Total Commitment	Tranche A: $1,200,000,000 Tranche B: $125,000,000*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

PGIM Floating Rate Income Fund 73

Notes to Financial Statements (unaudited) (continued)

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

*

Only PGIM Floating Rate Income Fund and one other fund are party to, and are allocated commitment fees related to, Tranche B of the SCA, in addition to Tranche A. The other Participating Funds are only party to Tranche A of the SCA.

Subsequent to the reporting period end, the SCA has been renewed and effective September 29, 2023 through September 26, 2024 will provide a commitment of $1,325,000,000, of which $1,200,000,000 (“Tranche A”) will be available for all Participating Funds, and of which $125,000,000 (“Tranche B”) will be solely available to the Fund and one other fund (the “Floating Rate Funds”). The commitment fee allocated to the Participating Funds will continue to be 0.15% of the unused portion of the Tranche A SCA and the commitment fee allocated to the Floating Rate Funds will be 0.15% of the unused portion of the Tranche B SCA. The interest on borrowings under the renewed SCA will be paid monthly and at a per annum interest rate of 1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended August 31, 2023. The average daily balance for the 108 days that the Fund had loans outstanding during the period was approximately $60,374,093, borrowed at a weighted average interest rate of 5.99%. The maximum loan outstanding amount during the period was $122,632,000. At August 31, 2023, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund. and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

PGIM Floating Rate Income Fund 75

Notes to Financial Statements (unaudited) (continued)

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an OTC market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

PGIM Floating Rate Income Fund 77

Notes to Financial Statements (unaudited) (continued)

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Leverage Risk: Certain transactions in which the Fund may engage may give rise to leverage. The use of leverage exaggerates the effect of any increase or decrease in the value of the Fund’s holdings, and makes any change in the Fund’s net asset value (“NAV”) greater than it would be without the use of leverage. This could result in increased volatility of investment return.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Loan Liquidity and Settlement Risk: The Fund’s investments in loans may subject it to additional illiquidity risks. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Certain of the Fund’s assets may be invested in assets that are considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices. Loans trade in an over-the-counter market, and confirmation and settlement may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds within the allowable time periods stated in the Fund’s prospectus. To the extent the extended loan settlement process gives rise to short-term liquidity needs, such as the need to satisfy redemption requests, the Fund may hold cash, sell investments or borrow from banks.

The Fund may borrow to meet redemptions and may choose to keep such borrowings outstanding until loans or other portfolio transactions settle or for other extended periods. During the period when borrowings are outstanding, the Fund will incur interest expense. The Fund’s portfolio may also be subject to greater volatility during periods of borrowing, which can have an adverse impact on the Fund’s net asset value. The Fund will be required to maintain specified asset coverage by applicable federal securities laws and the terms of its credit facility with the lender with respect to its borrowings. The Fund may be required to dispose of portfolio investments on unfavorable terms if market fluctuations or other factors cause the Fund to fail to meet its asset coverage requirements.

PGIM Floating Rate Income Fund 79

Notes to Financial Statements (unaudited) (continued)

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

COVID-19 and the related governmental and public responses have had, and future public health epidemics may have an impact on the Fund’s investments and net asset value, and have led and may lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Future public health epidemics may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Fund invests. The occurrence, reoccurrence and pendency of public health epidemics could adversely affect the economies and financial markets either in specific countries or worldwide.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Reference Rate Risk: The Fund may be exposed to financial instruments that recently transitioned from using or continue to use the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value.

The United Kingdom’s Financial Conduct Authority (the “FCA”) announced a phase out of LIBOR such that after June 30, 2023, the overnight, 1-month, 3-month, 6-month and 12-month U.S. dollar LIBOR settings ceased to be published or are no longer representative.

All other LIBOR settings and certain other interbank offered rates, such as the Euro Overnight Index Average (“EONIA”), ceased to be published after December 31, 2021. On December 16, 2022, the Federal Reserve Board adopted regulations implementing the Adjustable Interest Rate Act by identifying benchmark rates based on the Secured Overnight Financing Rate that replaced LIBOR in different categories of financial contracts after June 30, 2023. These regulations apply only to contracts governed by U.S. law, among other limitations. The FCA will permit the use of synthetic U.S. dollar LIBOR rates for non-U.S. contracts through September 30, 2024, but any such rates would be considered non-representative of the underlying market.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. Not all existing LIBOR-based instruments may have alternative rate-setting provisions and there remains uncertainty regarding the willingness and ability of issuers to add alternative rate-setting provisions in certain existing instruments. Parties to contracts, securities or other instruments using LIBOR may disagree on transition rates or the application of applicable transition regulation, potentially resulting in uncertainty of performance and the possibility of litigation. The Fund may have instruments linked to other interbank offered rates that may also cease to be published in the future.

10.	Recent Regulatory Developments

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments (the “Rule”). Other information, including financial statements, will no longer appear in the funds’ streamlined shareholder

PGIM Floating Rate Income Fund 81

Notes to Financial Statements (unaudited) (continued)

reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The Rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the Rule and its impact to the Fund.

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a “Highly Liquid Investment Minimum” (or “HLIM”), meaning a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule), if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board. Under the Liquidity Rule, investments classified as “highly liquid” include cash and investments convertible to cash in three business days or less without the conversion to cash significantly changing the market value of the investments.

At a meeting of the Board on March 7-9, 2023, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2022 through December 31, 2022 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. The LRMP Report also noted that given the Fund’s portfolio of investments (that is, more than 50% of the Fund’s assets were classified as less than highly liquid), the Fund maintained a HLIM throughout the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Floating Rate Income Fund 83

Approval of Advisory Agreements

The Fund’s Board of Directors

The Board of Directors (the “Board”) of PGIM Floating Rate Income Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Directors have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Director. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Directors.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”), on behalf of its PGIM Fixed Income unit (“PGIM Fixed Income”). In considering the renewal of the agreements, the Board, including all of the Independent Directors, met on May 25 and June 6-8, 2023 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2024, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Directors advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Directors did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

1 PGIM Floating Rate Income Fund is a series of Prudential Investment Portfolios, Inc. 14.

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

The Directors determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIML and PGIM Fixed Income, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Directors’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Directors of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

Visit our website at pgim.com/investments

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreement.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent

PGIM Floating Rate Income Fund

Approval of Advisory Agreements (continued)

(which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, and five-year periods ended December 31, 2022.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 28, 2022. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

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Net Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	1st Quartile	1st Quartile	1st Quartile

Actual Management Fees: 2nd Quartile

Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund underperformed its benchmark index over all periods.

•	The Board also noted that the Fund outperformed its benchmark index and ranked in the first quartile of its peer group in the first quarter of 2023.

•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps the Fund’s annual operating expenses at 0.95% for Class A shares, 1.70% for Class C shares, 0.70% for Class Z shares, and 0.65% for Class R6 shares through June 30, 2024.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Floating Rate Income Fund

∎ MAIL 655 Broad Street Newark, NJ 07102	∎ TELEPHONE (800) 225-1852	∎ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Directors of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS

Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, PGIM Floating Rate Income Fund, PGIM Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to that Director at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM FLOATING RATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	FRFAX	FRFCX	FRFZX	PFRIX

CUSIP	74439V602	74439V701	74439V800	74439V883

MF211E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

   (a)(2)(1) Any written solicitation to purchase securities under Rule 23c-1 – Not applicable

   (a)(2)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios, Inc. 14

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	October 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2023

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	October 18, 2023